As filed with the Securities and Exchange Commission on January 31, 2019

File No. 333-_____

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. ____	[ ]
(Check appropriate box or boxes)

NATIONWIDE MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

ONE NATIONWIDE PLAZA, MAIL CODE 05-02-210, COLUMBUS, OHIO 43215
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(614) 435-5787
(Registrant's Area Code and Telephone Number)

Send Copies of Communications to:

ALLAN J. OSTER, ESQ.	PRUFESH R. MODHERA, ESQ.
10 WEST NATIONWIDE BOULEVARD	STRADLEY, RONON, STEVENS, & YOUNG LLP
COLUMBUS, OHIO 43215	1250 CONNECTICUT AVENUE, N.W., SUITE 500
(NAME AND ADDRESS OF AGENT FOR SERVICE)	WASHINGTON, D.C. 20036

Approximate Date of Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Class A and Class R6 shares of beneficial interest, without par value, of the Nationwide International Growth Fund, a series of the Registrant.

It is proposed that this Registration Statement will become effective on March 2, 2019 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

ALLIANZGI INTERNATIONAL GROWTH FUND
A series of Allianz Funds Multi-Strategy Trust
c/o Allianz Global Investors U.S. LLC
1633 Broadway
New York, New York 10019
1-877-361-7967
us.allianzgi.com
______, 2019
Dear Shareholder:
I am writing to let you know that a special meeting of the shareholders of the AllianzGI International Growth Fund (the "Target Fund"), a series of Allianz Funds Multi-Strategy Trust (the "Allianz Trust"), will be held on May 15, 2019 at [10] a.m., Eastern Time, at the offices of Allianz Global Investors U.S. LLC, the investment adviser to the Target Fund ("AllianzGI U.S."), 1633 Broadway, 42nd Floor, New York, New York 10019 (the "Meeting").  The purpose of the Meeting is to vote on a proposal to reorganize the Target Fund into the Nationwide International Growth Fund (the "Acquiring Fund"), a newly created series of Nationwide Mutual Funds (the "NMF Trust") ("the Reorganization").  If the proposal is approved, Target Fund Class A and Institutional Class shareholders will be issued Class A and Class R6 shares, respectively, of the Acquiring Fund (the "Acquiring Fund Shares").
If you are a shareholder of record of the Target Fund as of the regular close of business of the New York Stock Exchange on_______, 2019, you have the opportunity to vote on the proposal.  This package contains notice of the Meeting, information about the proposal and the materials to use when casting your vote.  If the Target Fund's shareholders vote to approve the proposed Reorganization, shareholders of the Target Fund will receive Acquiring Fund Shares having a total dollar value equivalent to the total dollar value of their investment in the Target Fund immediately prior to the time of the Reorganization.
The primary purpose of the proposed Reorganization is to move the Target Fund into the Acquiring Fund, created specifically for the purpose of acquiring the assets and liabilities of the Target Fund.  The Acquiring Fund has an identical investment objective and substantially similar investment strategies and policies to those of the Target Fund.  The Reorganization will shift management oversight responsibility for the Target Fund to Nationwide Fund Advisors ("NFA"), the investment adviser to the NMF Trust, while retaining AllianzGI U.S., the Target Fund's current investment adviser, as its subadviser to provide the day-to-day management of the Acquiring Fund.  The Target Fund's existing portfolio management team will serve as portfolio managers for the Acquiring Fund.  The proposed Reorganization is also expected to result in the Target Fund being overseen by a different board of trustees and having different third-party service providers.
AllianzGI U.S. and the Board of Trustees of the Allianz Trust ("Allianz Board" or "Allianz Trustees") believe that the proposed Reorganization will be beneficial to shareholders of the Target Fund ("Target Fund Shareholders").  The proposed Reorganization will provide Target Fund Shareholders with continued exposure to the asset classes and investment strategies of their original investment without interruption or significant transaction costs.  For Institutional Class Target Fund Shareholders, the proposed Reorganization is expected to result in reduced operating expenses, after giving effect to a contractual expense limitation arrangement. Class A Target Fund Shareholders are expected to experience the same fund operating expenses after the proposed Reorganization, after giving effect to a contractual expense limitation arrangement.  On a gross basis, expenses as a percentage of net assets are expected to increase for Class A shares of the Target Fund and remain the same for Institutional Class shares of the Target Fund following the proposed Reorganization.  AllianzGI U.S. believes that the proposed Reorganization may benefit Target Fund Shareholders by providing the Fund with access to the Nationwide Insurance companies' distribution platform, which could provide potential asset growth opportunities that, if realized, may result in greater efficiencies and economies of scale for the Target Fund and Target Fund Shareholders.  Neither the Target Fund nor the Acquiring Fund will bear any direct fees or expenses in connection with the proposed Reorganization, except with respect to the cost of buying and
i

selling portfolio securities necessary to effect the proposed Reorganization.  If the proposed Reorganization is approved, AllianzGI U.S. does not expect that the proposed Reorganization will result in a change in the level or quality of services shareholders of the Acquiring Fund will receive compared to the services currently received as shareholders of the Target Fund.  The proposed Reorganization has been carefully reviewed and approved by the Allianz Board.  The Allianz Trustees recommend that you vote FOR the proposed Reorganization.
More information on the specific details of and reasons for the proposed Reorganization is contained in the enclosed Combined Proxy Statement/Prospectus.  Please read the enclosed materials carefully and cast your vote on the Proxy Card.  Please vote your shares promptly.  Your vote is extremely important, no matter how many shares you own.
If you have any questions before you vote, please call the Allianz Trust toll-free at 1-877-361-7967.  Thank you for your participation in this important initiative.
Sincerely,

Angela Borreggine
Secretary and Chief Legal Officer

A Proxy Card covering your Fund is enclosed along with the Combined Proxy Statement/Prospectus.
VOTING IS QUICK AND EASY.  YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN.
To secure the largest possible representation at the Meeting, please vote in person at the Meeting, via the Internet, by telephone, or mark, sign, date and return your Proxy Card by mail.  If you sign, date and return the Proxy Card but give no voting instructions, your shares will be voted "FOR" the proposal indicated on the card. You may revoke your proxy at any time at or before the Meeting.
Please vote your shares today.
You may vote in any one of four ways:
•	By Internet: you may vote over the Internet by following the instructions on the enclosed Proxy Card;
•	By telephone: please have the Proxy Card available, call the number on the enclosed card and follow the instructions;
•	By mail: sign and return the enclosed Proxy Card in the prepaid envelope provided if you have received this Combined Proxy Statement/Prospectus by mail; or
•	In person at the Meeting
If we do not hear from you after a reasonable amount of time, you may receive a call from our proxy solicitor, American Stock Transfer & Trust Company, LLC, reminding you to vote.
THE BOARD OF TRUSTEES OF THE ALLIANZ TRUST RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSAL.

INSTRUCTIONS FOR SIGNING PROXY CARD(S)
The following general guidelines for signing Proxy Cards may be of assistance to you and will help avoid the time and expense involved in validating your vote if you fail to sign your Proxy Card properly.
1. Individual accounts: Sign your name exactly as it appears in the registration on the Proxy Card.
2. Joint accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the Proxy Card.
3. All other accounts: The capacity of the individual signing the Proxy Card should be indicated unless it is reflected in the form of registration. For example:
Registration	Valid signature
Corporate Accounts
(1) ABC Corp.	ABC Corp. John Doe, Treasurer
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee
Partnership Accounts
(1) The XYZ Partnership	Jane B. Smith, Partner
(2) Smith and Jones, Limited Partnership	Jane B. Smith, General Partner
Trust Accounts
(1) ABC Trust Account	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/18/78	Jane B. Doe
Custodial or Estate Accounts
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA/UTMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith, Jr., Executor

ALLIANZGI INTERNATIONAL GROWTH FUND
A series of Allianz Funds Multi-Strategy Trust
c/o Allianz Global Investors U.S. LLC
1633 Broadway
New York, New York 10019
1-877-361-7967
us.allianzgi.com
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON MAY 15, 2019
To the shareholders of the AllianzGI International Growth Fund, a series of Allianz Funds Multi-Strategy Trust, a Massachusetts business trust (the "Allianz Trust"):
NOTICE IS HEREBY GIVEN that the Allianz Trust will hold a special meeting of shareholders (the "Meeting") for the AllianzGI International Growth Fund (the "Target Fund"), on May 15, 2019 at [10:00 a.m.], Eastern Time, at the offices of Allianz Global Investors U.S. LLC, 1633 Broadway, 42nd Floor New York, New York 10019. The purpose of the Meeting is to consider and act upon the following proposals:
1.
To approve an Agreement and Plan of Reorganization (the "Plan") providing for: (i) the acquisition by Nationwide Mutual Funds, a Delaware statutory trust (the "NMF Trust"), on behalf of its series, Nationwide International Growth Fund (the "Acquiring Fund"), of all of the assets of the Target Fund, in exchange solely for Class A and Class R6 shares of beneficial interest, no par value, of the Acquiring Fund ("Acquiring Fund Shares") and the assumption by the NMF Trust, on behalf of the Acquiring Fund, of all of the Liabilities (as defined in the Plan) of the Target Fund; (ii) the distribution of the Acquiring Fund Shares to the shareholders of the Target Fund according to their respective interests in the Target Fund in complete liquidation of the Target Fund; and (iii) the dissolution of the Target Fund as soon as practicable after the closing (the "Proposal").

2.	To vote upon any other business that may properly come before the Meeting or any adjournment(s) or postponement(s) thereof.
A copy of the form of the Plan, which more completely describes the proposed transaction, is attached as Appendix A to the enclosed Combined Proxy Statement/Prospectus.  It is not anticipated that any matters other than the approval of the Proposal will be brought before the Meeting.  If, however, any other business is properly brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated as proxies or otherwise as described in the enclosed Combined Proxy Statement/Prospectus.
Shareholders of record of the Target Fund at the regular close of business of the New York Stock Exchange on [___________, 2019] are entitled to notice of, and to vote at, such Meeting and any adjournment(s) or postponement(s) thereof.  Each share of the Target Fund is entitled to one vote, and each fractional share held is entitled to a proportional fractional vote, with respect to the Proposal.
The Board of Trustees of the Allianz Trust recommends that the shareholders of the Target Fund vote FOR the Proposal.
By order of the Board of Trustees of Allianz Funds Multi-Strategy Trust

Angela Borreggine
1

Secretary of Allianz Funds Multi-Strategy Trust
_________, 2019
Your vote is important. To secure the largest possible representation and to save the expense of further mailings, please mark your Proxy Card, sign it, and return it as soon as possible in the enclosed envelope, which requires no postage if mailed in the United States, or vote by telephone or over the Internet by following the instructions provided on the Proxy Card. Please vote your proxy regardless of the number of shares owned. You may revoke your proxy at any time at, or before, the Meeting or vote in person if you attend the Meeting, as provided in the enclosed Combined Proxy Statement/Prospectus.

2

COMBINED PROXY STATEMENT/PROSPECTUS
DATED [  ], 2019
ALLIANZGI INTERNATIONAL GROWTH FUND
A series of Allianz Funds Multi-Strategy Trust
c/o Allianz Global Investors U.S. LLC
1633 Broadway
New York, New York 10019
1-877-361-7967
us.allianzgi.com
NATIONWIDE MUTUAL FUNDS
One Nationwide Plaza
Mail Code 5-02-210
Columbus, Ohio 43215
1-800-848-0920
www.nationwide.com/mutualfunds
This Combined Proxy Statement/Prospectus ("Proxy Statement/Prospectus") solicits proxies to be voted at a special meeting of the shareholders (the "Meeting") of the AllianzGI International Growth Fund (the "Target Fund"), a series of Allianz Funds Multi-Strategy Trust (the "Allianz Trust").
At the Meeting, shareholders of the Target Fund ("Target Fund Shareholders") will be asked to approve an Agreement and Plan of Reorganization (the "Plan") relating to the proposed reorganization of the Target Fund with and into the Nationwide International Growth Fund (the "Acquiring Fund"), a newly created series of Nationwide Mutual Funds (the "NMF Trust"), as described more fully in the Plan (the "Reorganization").  The Plan provides for (i) the acquisition by the NMF Trust on behalf of the Acquiring Fund of all of the assets of the Target Fund in exchange for both Class A and Class R6 shares of the Acquiring Fund (the "Acquiring Fund Shares") equal in value to the Target Fund's Class A and Institutional Class shares (the "Target Fund Shares") and the assumption by the NMF Trust with respect to the Acquiring Fund of all of the Liabilities (as defined in the Plan) of the Target Fund; (ii) the distribution of Acquiring Fund Shares to Target Fund Shareholders according to their respective interests in the Target Fund in complete liquidation of the Target Fund; and (iii) the liquidation and, as soon as practicable after the Closing Date (as defined below), the termination of the Target Fund.
If the proposed Reorganization is approved by the Target Fund Shareholders, on the effective date of the proposed Reorganization, which is currently scheduled to take place as of the opening of business on [  ], 2019, or such other date and time as the parties may agree (the "Closing Date"), Target Fund Shareholders of Class A and Institutional Class shares will be issued Class A and Class R6 shares, respectively, of the Acquiring Fund, the Acquiring Fund Shares.
The Meeting will be held at the offices of Allianz Global Investors U.S. LLC, the investment adviser to the Target Fund ("AllianzGI U.S."), 1633 Broadway, 42nd Floor, New York, New York 10019, at [10:00] a.m., Eastern Time on May 15, 2019.  The Board of Trustees of the Allianz Trust ("Allianz Board" or "Allianz Trustees") is soliciting these proxies on behalf of the Target Fund.  The Allianz Trustees believe that the proposed Reorganization is in the best interests of the Target Fund and Target Fund Shareholders, and that the interests of the Target Fund Shareholders will not be diluted as a result of the Reorganization.  This Proxy Statement/Prospectus will first be sent to Target Fund Shareholders on or about [MONTH][DATE], 2019.
The Target Fund and the Acquiring Fund (each a "Fund," and collectively the "Funds") are each open-end management investment companies (more commonly referred to as "mutual funds").  If Target Fund Shareholders vote to approve the Plan, they will receive Acquiring Fund Shares having a total dollar value equivalent to the total dollar value of their investment in the Target Fund immediately prior to the time of the Reorganization, as determined pursuant to the Plan.  After the Acquiring Fund Shares are distributed, the Target Fund will be completely liquidated and dissolved.
This Proxy Statement/Prospectus sets forth concisely the information about the Reorganization and the Acquiring Fund that you should know before voting.
You should retain this Proxy Statement/Prospectus for future reference.  Additional information about the Funds and the proposed Reorganization can be found in the following documents, which have been filed with the U.S. Securities and Exchange Commission ("SEC") and which are incorporated by reference into this Proxy Statement/Prospectus:
•
The prospectus and statement of additional information ("SAI") of the Allianz Trust on behalf of the AllianzGI International Growth Fund, dated February 1, 2019, as supplemented and amended to date (File No. 333-148624; previously filed on the EDGAR Database and available on the SEC's website at http://www.sec.gov, Accession No. 0001193125-19-019524) (the "Target Fund Prospectus");

•
The prospectus and SAI of the NMF Trust on behalf of the Nationwide International Growth Fund, dated [  ], 2019 (File No. 811-08495; previously filed on the EDGAR Database and available on the SEC's website at http://www.sec.gov, Accession No. [0001193125-18-348392]), which is also enclosed herewith (the "Acquiring Fund Prospectus"); and

•	An SAI dated [ ], 2019 (File No. 333-[XXXX]), relating to this Proxy Statement/Prospectus.
You may request a free copy of the SAI relating to this Proxy Statement/Prospectus without charge by calling 1-877-361-7967 or by writing to Allianz Global Investors U.S. LLC, 1633 Broadway, New York, New York 10019.
You may obtain copies of the Target Fund Prospectus, related SAI, or annual or semiannual reports without charge by contacting the Allianz Trust at 1-877-361-7967; by visiting us.allianzgi.com or on the EDGAR database by visiting the SEC's website at http://www.sec.gov.
The Acquiring Fund Prospectus, which accompanies this Proxy Statement/Prospectus and is incorporated by reference above, is intended to provide you with additional information about the Acquiring Fund.  The Acquiring Fund is newly organized and currently has no assets or liabilities.  The Acquiring Fund was created specifically for the purpose of acquiring the assets and liabilities of the Target Fund in connection with the Plan and will not commence operations until the Closing Date of the Reorganization.  The Acquiring Fund does not have any annual or semiannual reports to date.  You may obtain an additional copy of the Acquiring Fund Prospectus or the related SAI without charge by contacting the NMF Trust at 1-800-848-0920.
THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY.  MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF YOUR INVESTMENT.

ii

TABLE OF CONTENTS
OVERVIEW	3
On what proposal am I being asked to vote?	3
What is the anticipated timing of the Reorganization?	4
Why is the Reorganization being proposed?	4
Will the portfolio management of the Target Fund change?	4
Who will bear the expenses associated with the Reorganization?	5
What are the U.S. federal income tax consequences of the Reorganization?	5
Has the Board of the Target Fund approved the proposed Reorganization?	6
How will the number of Acquiring Fund Shares that I will receive be determined?	6
How do the fees of the Acquiring Fund compare to those of the Target Fund?	6
Will I have to pay any front-end sales charges, contingent deferred sales charges or redemption fees in connection with the Reorganization?	7
How do the share purchase, redemption and exchange procedures of the Acquiring Fund compare to those of the Target Fund?	7
Are the investment objectives and strategies of the Acquiring Fund similar to the investment objectives and strategies of the Target Fund?	7
Do the fundamental investment policies differ between the Target Fund and the Acquiring Fund?	7
Do the principal risks associated with investments in the Target Fund differ from the principal risks associated with investments in the Acquiring Fund?	8
How many votes am I entitled to cast?	8
How do I vote my shares?	8
What are the quorum and approval requirements for the Reorganization?	8
What if there are not enough votes to reach a quorum or to approve the Reorganization by the scheduled Meeting date?	8
What happens if the Reorganization is not approved by the Target Fund's shareholders?	8
COMPARISON OF THE TARGET FUND AND THE ACQUIRING FUND	9
Comparison of Fee Tables	9
Expense Examples	11
Comparison of Investment Objectives, Strategies and Risks	12
Comparison of Fundamental and Non-Fundamental Investment Policies	16
Comparison of Portfolio Turnover	16
Comparison of Fund Performance	16
Comparison of Investment Advisers and Other Service Providers	16
Comparison of Share Classes and Distribution Arrangements	19
Comparison of Purchase, Redemption and Exchange Procedures	20
Comparison of Dividend and Distribution Policies and Fiscal Years	22
Comparison of Business Structures, Shareholder Rights and Applicable Law	22
BACKGROUND AND TRUSTEES' CONSIDERATIONS RELATING TO THE PROPOSED REORGANIZATION	27
THE PROPOSED REORGANIZATION	30
Agreement and Plan of Reorganization	30
Description of the Securities to be Issued	31
CERTAIN U.S. FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION	31
PRO FORMA CAPITALIZATION	33
ADDITIONAL INFORMATION ABOUT THE FUNDS	33
Financial Highlights	33
VOTING INFORMATION	34
Solicitation of Votes	35
Quorum and Voting Requirements	35
Effect of Abstention and Broker "Non-Votes"	35

Adjournment	36
Other Matters	36
Future Shareholder Proposals	36
Record Date and Outstanding Shares	36
WHERE TO FIND ADDITIONAL INFORMATION ABOUT THE FUNDS	38
APPENDIX A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION	A-1
APPENDIX B – TARGET FUND'S FINANCIAL HIGHLIGHTS	B-1

OVERVIEW
The following is a brief overview of the proposal to be voted upon at the Meeting scheduled May 15, 2019.   Your vote is important.  Additional information is contained elsewhere in this Proxy Statement/Prospectus, as well as in the Plan, the Target Fund Prospectus, the Acquiring Fund Prospectus, and the SAI for this Proxy Statement/Prospectus, all of which are incorporated herein by reference.
Target Fund Shareholders should read the entire Proxy Statement/Prospectus, the Target Fund Prospectus and the Acquiring Fund Prospectus (which is included herewith) carefully for more complete information.  If you need another copy of the Proxy Statement/Prospectus, please call the Allianz Trust at 1-877-361-7967 (toll-free).
On what proposal am I being asked to vote?
As a Target Fund Shareholder, you are being asked to vote on the approval of an Agreement and Plan of Reorganization.  The Plan provides for: (i) the acquisition by the NMF Trust, on behalf of the Acquiring Fund, of all of the assets of the Target Fund, in exchange for both Class A and Class R6 shares of beneficial interest, without par value, of the Acquiring Fund and the assumption by the NMF Trust, with respect to the Acquiring Fund, of all of the Liabilities (as defined in the Plan) of the Target Fund; (ii) the distribution of Acquiring Fund Shares to Target Fund Shareholders according to their respective interests in the Target Fund in complete liquidation of the Target Fund; and (iii) the complete liquidation and, as soon as practicable after the closing, the termination of the Target Fund (the "Proposal").
The primary purpose of the proposed Reorganization is to move the Target Fund into the Acquiring Fund, which has an identical investment objective and substantially similar investment strategies and policies to those of the Target Fund.  The Reorganization will shift management oversight responsibility for the Target Fund to Nationwide Fund Advisors ("NFA"), the investment adviser to the Acquiring Fund, while retaining AllianzGI U.S., the Target Fund's investment adviser, as its subadviser to provide the day-to-day management of the Acquiring Fund.  The Target Fund's existing portfolio management team will serve as portfolio managers for the Acquiring Fund.
As a result of the proposed Reorganization (if approved by Target Fund Shareholders), each Target Fund Shareholder will become a shareholder of the Acquiring Fund and will receive Acquiring Fund Shares having a total dollar value equal to the total dollar value of the shares such shareholder held in the Target Fund immediately prior to the effectiveness of the Reorganization as determined pursuant to the Plan.  Shareholders of the Target Fund's Class A shares will receive Class A shares of the Acquiring Fund and the Target Fund's Institutional Class shareholders will receive Class R6 shares of the Acquiring Fund.
The Reorganization is currently scheduled to take place as of the opening of business on [  ], 2019, or such other date and time as the parties may agree, the Closing Date.
Target Fund Shareholders who do not wish to have their Target Fund Shares exchanged for Acquiring Fund Shares as part of the Reorganization should redeem their shares prior to the completion of the Reorganization.  If you redeem your shares, you generally will recognize a taxable gain or loss for U.S. federal income tax purposes based on the difference between your tax basis in the shares and the amount you receive for them upon redemption.  If, instead, you receive Acquiring Fund Shares in exchange for your Target Fund Shares as part of the Reorganization, you are not expected to recognize any taxable gain or loss for U.S. federal income tax purposes on such exchange.  For more information about the tax consequences of the proposed Reorganization, please refer to the "Certain U.S. Federal Income Tax Consequences of the Reorganization" section below.
The Plan is subject to certain closing conditions and may be terminated at any time by mutual consent of the Allianz Trust and the NMF Trust, by the NMF Trust if any condition precedent to its obligations has not been fulfilled or waived by the NMF Trust, or by the Allianz Trust if any condition precedent to its obligations has not been fulfilled or waived by the Allianz Trust.

You should consult the Acquiring Fund Prospectus for more information about the Acquiring Fund and the Target Fund Prospectus for more information about the Target Fund, which prospectuses accompany and have been incorporated by reference into this Proxy Statement/Prospectus.  For more information regarding shareholder approval of the proposed Reorganization, please refer to the "The Proposed Reorganization" and "Voting Information" sections below.  A form of the Plan is attached hereto as Appendix A to this Proxy Statement/Prospectus.  For more information regarding the calculation of the number of Acquiring Fund Shares to be issued, please refer to the "How will the number of Acquiring Fund Shares that I will receive be determined?" section below.
What is the anticipated timing of the Reorganization?
The Meeting is scheduled to occur on May 15, 2019.  If all necessary approvals are obtained, the proposed Reorganization is currently scheduled to take place upon the opening of business on [  ], 2019.
Why is the Reorganization being proposed?
AllianzGI U.S. believes that the proposed Reorganization may benefit Target Fund Shareholders by providing the Fund with access to the Nationwide Insurance companies' distribution platform, which could provide potential asset growth opportunities that, if realized, may result in greater efficiencies and economies of scale for the Target Fund and Target Fund Shareholders.  However, there is no guarantee that such efficiencies and economies of scale will be realized.  The proposed Reorganization will provide Target Fund Shareholders with continued exposure to the asset classes of their original investment without interruption or an increase in their net total operating expenses immediately after the Reorganization.  For Institutional Class Target Fund Shareholders, the proposed Reorganization is expected to result in reduced net fund operating expenses. Class A Target Fund Shareholders are expected to incur the same net fund operating expenses after the Reorganization as before.
As the investment adviser to the Target Fund, AllianzGI U.S. directly manages the Target Fund's portfolio.  The Acquiring Fund is a new series of the NMF Trust created specifically for the purpose of acquiring the assets and liabilities of the Target Fund. If the Reorganization is approved, NFA will serve as investment adviser to the Acquiring Fund, and AllianzGI U.S. will serve as its subadviser.  All of the current portfolio managers of the Target Fund will also serve as the portfolio managers of the Acquiring Fund, subject to the oversight of NFA and the Board of Trustees of the NMF Trust (the "NMF Board" or "NMF Trustees").  AllianzGI U.S. does not expect that the proposed Reorganization will result in a change in the level or quality of services shareholders of the Acquiring Fund will receive compared to the services currently received as Target Fund Shareholders.  In addition, the investment objective of the Target Fund is identical to the investment objective of the Acquiring Fund and the investment strategies and policies of the Target Fund and the Acquiring Fund are substantially similar.  A Target Fund Shareholder's exchange of Target Fund Shares for Acquired Fund Shares pursuant to the Reorganization is expected to be tax-free for U.S. federal income tax purposes.  It is possible that the Target Fund will make an additional capital gain distribution to Target Fund Shareholders before the effective time of the Reorganization, which will generally be taxable to Target Fund Shareholders.  Please refer to the "Certain U.S. Federal Income Tax Consequences of the Reorganization" section below for further information.  As a result of the Reorganization, the Target Fund will be overseen by a different board of trustees and have different third-party service providers.  The proposed Reorganization has been carefully reviewed and approved by the Allianz Board.  The Allianz Trustees recommend that you vote FOR the proposed Reorganization.
Will the portfolio management of the Target Fund change?
  As stated above, the same AllianzGI U.S. portfolio management team that currently manages the Target Fund will be the same portfolio management team responsible for day-to-day management of the Acquiring Fund.  However, NFA, as investment adviser to the Acquiring Fund, will assume overall responsibility to manage the investment of the Acquiring Fund's assets and will supervise the daily business affairs of the Acquiring Fund, subject to the supervision of the NMF Board.  NFA also will evaluate and monitor the performance of AllianzGI U.S.  As a result, the Reorganization will shift these broader management oversight responsibilities from AllianzGI U.S. to NFA, subject to the supervision of the NMF Board.  The NMF Trust and NFA have received an exemptive order from the SEC for a multi-manager structure (the "Manager of Managers Order") that allows NFA to hire, replace or terminate unaffiliated subadvisers, such as AllianzGI U.S., with the approval of the NMF Board but without the approval of shareholders. The Manager of Managers Order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the NMF Board but without shareholder approval.  Although the Manager of Managers Order applies to the Acquiring Fund, neither NFA nor the NMF Board has any current intention of replacing or terminating AllianzGI U.S. as subadviser to the Acquiring Fund in reliance on the Manager of Managers Order, but may recommend such action in the future consistent with its obligations to evaluate and monitor the Acquiring Fund's subadvisers.  Additionally, NFA has agreed to recommend to the NMF Trustees that AllianzGI U.S. should be retained as subadviser to the Acquiring Fund for three years following the consummation of the proposed Reorganization, subject to various conditions, including NFA's satisfaction of its fiduciary obligations to the Acquiring Fund.
Who will bear the expenses associated with the Reorganization?
The costs of the solicitation related to the proposed Reorganization, including any costs directly associated with preparing, filing, printing, and distributing to the shareholders of the Target Fund all materials relating to this Proxy Statement/Prospectus and soliciting shareholder votes, as well as the operational costs associated with the proposed Reorganization and all taxes in connection with the delivery of the assets of the Target Fund, including all applicable federal, state, and foreign stock transfer stamps, will be allocated between AllianzGI U.S. and NFA.  Neither the Target Fund nor the Acquiring Fund will bear any related costs of the Reorganization, except that each Fund will bear the costs, if any, of restructuring its portfolio incurred in connection with the Reorganization, such as brokerage commissions and other transaction costs.  The brokerage costs related to the Reorganization are substantially due to the fact that, for certain foreign markets on which securities held by the Target Fund trade, the Target Fund will be required to sell the securities in market transactions in order to transfer cash to the Acquiring Fund. The Acquiring Fund will then repurchase the same securities in the foreign market with the cash received following the Reorganization. Such market transactions will expose all shareholders of the Acquiring Fund, including former shareholders of the Target Fund that receive Acquiring Fund shares, to market risk and increased brokerage costs. In this instance, market risk refers to the risk that the value of the security will change due to moves in market factors between the time that the Target Fund sells the security and the Acquiring Fund buys the same security.
In addition to solicitations through the mail, proxies may be solicited by officers, employees, and agents of the Allianz Trust and the NMF Trust, AllianzGI U.S., and NFA and their affiliates, or, if necessary, a communications firm retained for this purpose.
What are the U.S. federal income tax consequences of the Reorganization?
The Reorganization is expected to constitute a tax-free "reorganization" under the Internal Revenue Code of 1986, as amended (the "Code") and will not take place unless the Target Fund and the Acquiring Fund receive a satisfactory opinion of counsel to the effect that the proposed Reorganization will be tax-free (although there can be no assurance that the Internal Revenue Service will agree with such opinion).   Accordingly, it is expected that no gain or loss will be recognized by the Target Fund or Target Fund Shareholders as a direct result of the Reorganization.  Specifically, it is expected that the Target Fund will recognize no gain or loss upon the acquisition by the Acquiring Fund of the assets and the assumption of the liabilities, if any, of the Target Fund.  In addition, when shares held by Target Fund Shareholders are exchanged for Acquiring Fund Shares pursuant to the proposed Reorganization, it is expected that Target Fund Shareholders will recognize no gain or loss on the exchange, and that Target Fund Shareholders will have the same aggregate tax basis and holding period with respect to the shares of the Acquiring Fund as the shareholder's tax basis and holding period in its Target Fund Shares immediately before the exchange.  If, as expected, the Reorganization is tax-free, the Acquiring Fund will "inherit" the tax attributes of the dissolving Target Fund, including the Target Fund's cost basis in its assets, its unrealized gains and losses and its capital loss carryforwards.  At any time prior to the consummation of the Reorganization, Target Fund Shareholders may redeem Target Fund Shares.  Any such redemptions will generally result in the recognition of gain or loss to the redeeming shareholder for U.S. federal income tax purposes.
For more detailed information about the tax consequences of the Reorganization please refer to the "Certain U.S. Federal Income Tax Consequences of the Reorganization" section below.
Has the Board of the Target Fund approved the proposed Reorganization?
The Allianz Board has approved the Reorganization and the Plan and recommends that you vote in favor of the proposed Reorganization.  The Allianz Trustees believe that the proposed Reorganization is in the best interests of the Target Fund and its shareholders, and that the interests of the Target Fund Shareholders will not be diluted as a result of the Reorganization.
As described in more detail below, AllianzGI U.S. and the Allianz Board have engaged in discussions regarding AllianzGI U.S.'s desire to move the Target Fund to the Nationwide family of funds, which AllianzGI U.S. believes may benefit shareholders by providing the Fund with access to the Nationwide Insurance companies' distribution platform, and which could also provide potential asset growth opportunities that, if realized, may result in greater efficiencies and economies of scale. AllianzGI U.S. proposed that the Allianz Board approve the Reorganization, in light of  a number of factors, including, but not limited to, the opportunity for shareholders to retain their original investment without interruption or transaction costs, anticipated lower operating expenses for Institutional Class Target Fund Shareholders, the similarity in the Target Fund's and Acquiring Fund's investment objectives and strategies, and the expected continuation of day-to-day portfolio management from all of the Target Fund's current portfolio managers as well as the distribution opportunities discussed above.  For information regarding the factors that were considered by the Allianz Trustees, please refer to the section below entitled "Background and Trustees' Considerations Relating to the Proposed Reorganization."
How will the number of Acquiring Fund Shares that I will receive be determined?
As a Target Fund Shareholder, you will receive your pro rata share of the Acquiring Fund Shares received by the Target Fund in the Reorganization.  The number of Acquiring Fund Shares that the Target Fund Shareholders will receive will be based on the relative net asset values ("NAVs") of the Target Fund and the Acquiring Fund as of the regular close of business of the New York Stock Exchange ("NYSE") on the business day immediately preceding the Closing Date.  The Target Fund's assets will be valued pursuant to the NMF Trust's valuation procedures ("NMF Trust's Valuation Procedures"), determined as of immediately after the close of business on the last business day before the Closing Date (the "Valuation Date").  The total value of your holdings should not change as a result of the Reorganization.
How do the fees of the Acquiring Fund compare to those of the Target Fund?
As a result of the proposed Reorganization and after any applicable expense waivers and reimbursements, shareholders of the Institutional Class of the Target Fund can expect to experience lower net total operating expenses as a percentage of average daily net assets as shareholders of the Acquiring Fund after the Reorganization.   Shareholders of the Class A shares of the Target Fund are not expected to experience any change in expenses as a percentage of average daily net assets as shareholders in the Acquiring Fund after the Reorganization after giving effect to contractual expense limitation arrangements.  On a gross basis, expenses as a percentage of net assets are higher for Class A shares of the Acquiring Fund than for Class A shares of the Target Fund, and the expenses are the same for Institutional Class shares of the Funds.  After fee waivers, however, the net total annual operating expense ratio for the Acquiring Fund is expected to either be lower or the same as the Target Fund.
The investment advisory fee of the Acquiring Fund – at 0.70% of the Fund's average daily net assets up to $1 billion and 0.67% of the Fund's average daily net assets of $1 billion or more – is the same as or lower than the investment advisory fee of the Target Fund, depending on the Acquiring Fund's assets under management.

In addition, Class A shares of the Target Fund have a 0.25% Rule 12b-1 distribution and service fee and a front-end sales load fee of 5.50%, whereas Class A shares of the Acquiring Fund have a 0.25% Rule 12b-1 distribution and service fee and a front-end sales load fee of 5.75%.  Class A shares of the Acquiring Fund have an administrative services fee of up to 0.25% of the Fund's average daily net assets.  After applicable expense waivers and reimbursements, Class A shares of the Target Fund and Class A shares of the Acquiring Fund will have the same expense ratio.  Neither the Institutional Class shares of the Target Fund nor the Class R6 shares of the Acquiring Fund are subject to any sales charges, Rule 12b-1 fees or administrative service fees.
For more details, please see "Comparison of Fee Tables" and "Comparison of Investment Advisers and Other Service Providers" below.
Will I have to pay any front-end sales charges, contingent deferred sales charges or redemption fees in connection with the Reorganization?
No.  You will not have to pay any front-end sales charges, contingent deferred sales charges ("CDSCs") or redemption/exchange fees in connection with the Reorganization, which means that the aggregate value of Acquiring Fund Shares issued to you in the Reorganization will be equal to the aggregate value of the Target Fund shares you own immediately prior to the Reorganization.  Holders of Acquiring Fund Shares are eligible to purchase additional Class A or Class R6 shares of the Acquiring Fund.  Purchases of additional Class R6 shares of the Acquiring Fund are not subject to front-end sales charges. Subsequent purchases of Class A shares of the Acquiring Fund will, however, be subject to applicable sales charges.
Please see the sections entitled "Comparison of Fee Tables," and "Comparison of Purchase, Redemption and Exchange Procedures" below for more information.
How do the share purchase, redemption and exchange procedures of the Acquiring Fund compare to those of the Target Fund?
The share purchase, redemption, and exchange procedures of the Acquiring Fund are similar to those of the Target Fund.  For more information concerning the share purchase, redemption and exchange procedures of the Target Fund and the Acquiring Fund, please see the "Comparison of Purchase, Redemption and Exchange Procedures" section below.
Are the investment objectives and strategies of the Acquiring Fund similar to the investment objectives and strategies of the Target Fund?
The investment objective of the Acquiring Fund is identical to the investment objective of the Target Fund.  The Target Fund's and Acquiring Fund's investment objectives are non-fundamental and may be changed by the Board without shareholder approval upon 60 days' written notice to shareholders.  The investment strategies and policies of the Acquiring Fund are substantially similar to those of the Target Fund.
The Reorganization is not expected to result directly in any change in the Target Fund's portfolio or the manner in which it is managed.
For a detailed comparison of the Target Fund's and Acquiring Fund's investment objectives and strategies and a discussion of certain differences, see the section below entitled "Comparison of Investment Objectives, Strategies and Risks."
Do the fundamental investment policies differ between the Target Fund and the Acquiring Fund?
The fundamental investment policies of the Target Fund and the Acquiring Fund are substantially similar to one another, and include certain investment policies required by the Investment Company Act of 1940, as amended (the

"1940 Act").  For more information about the Funds' fundamental investment policies, see the section below entitled "Comparison of Fundamental and Non-Fundamental Investment Policies."
Do the principal risks associated with investments in the Target Fund differ from the principal risks associated with investments in the Acquiring Fund?
The principal risks of the Acquiring Fund are substantially similar to those of the Target Fund.  For a detailed comparison of each Fund's principal risks, see the section below entitled "Comparison of Investment Objectives, Strategies and Risks."
How many votes am I entitled to cast?
As a shareholder of the Target Fund, you are entitled to one vote for each whole share, and a proportionate fractional vote for each fractional share, that you own of the Target Fund on the record date of [_____], 2019 (the "Record Date").  Completion of the Reorganization is conditioned on the approval of the Reorganization by the Target Fund Shareholders.
How do I vote my shares?
You can vote your shares in person at the Meeting or by completing and signing the enclosed Proxy Card and mailing it in the enclosed postage-paid envelope.  You may also vote by touch-tone telephone by calling the toll-free number printed on your Proxy Card and following the recorded instructions or by Internet by going to the website printed on your Proxy Card and following the instructions.  If you need any assistance, or have any questions regarding the Proposal or how to vote your shares, please call 1-877-361-7967.
What are the quorum and approval requirements for the Reorganization?
Holders of at least a majority of the total number of shares of the Target Fund that are outstanding as of the Record Date, and who are present in person or by proxy at the Meeting, shall constitute a quorum for the purpose of voting on the Proposal with respect to the Target Fund.  Approval of the Reorganization requires the affirmative vote of 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Target Fund are present or represented by proxy, or of more than 50% of the outstanding voting securities of the Target Fund, whichever is less (a "1940 Act Majority").
What if there are not enough votes to reach a quorum or to approve the Reorganization by the scheduled Meeting date?
If there are not sufficient votes to approve the Proposal or to achieve a quorum by the time of the Meeting, the Meeting may be postponed or adjourned one or more times to permit further solicitation of proxy votes.  To facilitate the receipt of a sufficient number of votes, additional action may be needed.  American Stock Transfer & Trust Company, LLC, a proxy solicitation firm, or other persons who are affiliated with AllianzGI U.S., NFA, the Allianz Trust, the NMF Trust or their affiliates, may contact you by mail or telephone.  Therefore, we encourage shareholders to vote as soon as they review the enclosed proxy materials to avoid additional mailings or telephone calls.
Voting your shares immediately will help minimize additional solicitation expenses and prevent the need to call you and solicit your vote.  Until any such alternatives are acted upon, the Target Fund would continue as a series to the Allianz Trust overseen by the Allianz Board and managed by AllianzGI U.S.
What happens if the Reorganization is not approved by the Target Fund's shareholders?
If the Target Fund Shareholders do not approve the Reorganization, Allianz Trust may consider other alternatives.

COMPARISON OF THE TARGET FUND AND THE ACQUIRING FUND
Comparison of Fee Tables
The tables below allow Target Fund Shareholders to compare the sales charges, management fees and expense ratios of the Target Fund with the Acquiring Fund and to analyze the estimated expenses that the Acquiring Fund expects to bear following the Reorganization.  Annual Fund Operating Expenses are paid by each Fund.  They include management fees, administrative costs and distribution and administrative services fees, if applicable, including pricing and custody services.  For the Acquiring Fund, Annual Fund Operating Expenses (and related Example Expenses) are presented on a pro forma combined basis.
The Annual Fund Operating Expenses shown in the tables below are based on expenses for the twelve-month period ended September 30, 2018 for the Target Fund.  The numbers provided in the following expense tables and examples for the Acquiring Fund are estimates because this Fund has not commenced operations as of the date of this Proxy Statement/Prospectus.  As such, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  Currently, AllianzGI U.S. has voluntarily limited the annual operating expenses of Class A and Institutional Class shares of the Target Fund to 1.05% and 0.80%, respectively, as shown in the table below, subject to the exclusions noted, until at least January 31, 2020.  Similarly, NFA has contractually agreed to limit the annual operating expenses of all share classes of the Acquiring Fund to 0.72%, as shown in the table below, subject to the exclusions noted, until at least June 30, 2022 so that the net expense ratio for the Acquiring Fund is expected to be 1.05% for Class A shares of the Acquiring Fund and 0.72% for Class R6 shares of the Acquiring Fund.  Institutional Class Target Fund Shareholders would therefore experience a net expense reduction of 0.08% following the proposed Reorganization, and Class A Target Fund Shareholders net expenses are expected to remain the same.

ALLIANZGI INTERNATIONAL GROWTH FUND – CLASS A
NATIONWIDE INTERNATIONAL GROWTH FUND – CLASS A

	AllianzGI International Growth Fund (Target Fund)	Nationwide International Growth Fund (Acquiring Fund) and Pro Forma Combined
	Class A	Class A
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.50%	5.75%
Maximum Deferred Sales Charge (Load) imposed on redemptions (as a percentage of amount redeemed on shares held for 60 days or less	1.00%[6]	None
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	None	None

	AllianzGI International Growth Fund (Target Fund)	Nationwide International Growth Fund (Acquiring Fund) and Pro Forma Combined
	Class A	Class A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%
Other Expenses[2]	0.94%	0.99%[3]
Total Annual Fund Operating Expenses	1.89%	1.94%
Fee Waiver/Expense Reimbursement	(0.84)%[4]	(0.89)%[5]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	1.05%	1.05%

ALLIANZGI INTERNATIONAL GROWTH FUND – INSTITUTIONAL CLASS
NATIONWIDE INTERNATIONAL GROWTH FUND – CLASS R6

	AllianzGI International Growth Fund (Target Fund)	Nationwide International Growth Fund (Acquiring Fund) and Pro Forma Combined
	Institutional Class	Class R6
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) imposed on redemptions (as a percentage of amount redeemed on shares held for 60 days or less	None	None
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	None	None

	AllianzGI International Growth Fund (Target Fund)	Nationwide International Growth Fund (Acquiring Fund) and Pro Forma Combined
	Institutional Class	Class R6
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses[2]	0.91%	0.91%[3]
Total Annual Fund Operating Expenses	1.61%	1.61%
Fee Waiver/Expense Reimbursement	(0.81)%[4]	(0.89)%[5]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.80%	0.72%

[1]  Details regarding the Target and Acquiring Funds' management fee schedules can be found in the "Comparison of Investment Advisers and Other Service Providers" section of this Proxy Statement/Prospectus.

[2]   NFA will bear all of the expenses arising from (i) solicitation by proxy of approval of the proposed Reorganization by Target Fund Shareholders, (ii) legal costs associated with the preparation, filing and negotiating with the Securities and Exchange Commission of the registration statement related to the creation of the Acquiring Fund and effectuating the proposed Reorganization, and (iii) legal costs associated with an opinion of counsel issued to both the Target Fund and the Acquiring Fund regarding classifying the proposed Reorganization as a tax-free reorganization.  To the extent that NFA or AllianzGI U.S., or any of their respective affiliates, engage any broker, finder or investment adviser or incur any liability for any brokerage or finder's fee or commission in connection with the proposed Reorganization, the compensation of any such broker, finder or investment adviser shall be the sole responsibility of the applicable party.    Neither the Target Fund nor the Acquiring Fund will bear any direct fees or expenses in connection with the proposed Reorganization, except with respect to the cost of buying and selling portfolio securities necessary to effect the proposed Reorganization. These Reorganization expenses have not been reflected in the tables above.

[3]  "Other Expenses" are based on estimated amounts for the current fiscal year.

[4]  AllianzGI U.S. has contractually agreed to waive a portion or all of its management fees and pay Target Fund expenses in order to limit Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement (excluding interest, tax, and extraordinary expenses, and certain credits and other expenses) to 1.05% and 0.80% of average daily net assets of the Target Fund's Class A shares and Institutional Class shares, respectively (the "Expense Caps").  The Expense Caps will remain in effect through at least [January 31, 2020], and may be terminated only by the Allianz Board.  Currently, AllianzGI U.S. may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment, although AllianzGI U.S. will lose any such recoupment rights upon the consummation of the Reorganization.

[5]  The NMF Trust and NFA have entered into a written contract limiting annual fund operating expenses to 0.72% until at least  June 30, 2022.  Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Acquiring Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Acquiring Fund's business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the NMF Trust. NFA may request and receive reimbursement from the Acquiring Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Acquiring Fund was made. However, no reimbursement may be made unless: (i) the Acquiring Fund's assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Acquiring Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the expense limitation agreement.

[6] For Class A shares of the Target Fund, the contingent deferred sales charge is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.

Expense Examples
The following Examples are intended to help you compare the cost of investing in shares of the Target Fund with the cost of investing in the Acquiring Fund currently and on a pro forma basis, and allow you to compare these costs with the cost of investing in other mutual funds.
The Examples assume that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Because the Examples are hypothetical and for comparison only, your actual costs may be higher or lower. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
AllianzGI International Growth Fund
(Target Fund)
	1 Year	3 Years	5 Years	10 Years
Class A	$651	$1,034	$1,441	$2,575
Institutional Class	$82	$429	$800	$1,843

Nationwide International Growth Fund
(Acquiring Fund)
and
Pro Forma Combined

	1 Year	3 Years	5 Years	10 Years
Class A	$676	$890	$1,313	$2,491
Class R6	$74	$230	$608	$1,670

The projected post-Reorganization pro forma combined Annual Fund Operating Expenses and Expense Examples presented above are based on numerous material assumptions, including that the current contractual agreements will remain in place for at least three years.  Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, such as the future level of the Acquiring Fund's assets.  Those factors are beyond the control of the Acquiring Fund and NFA.  The pro forma information in the previous tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown and may change.
If the Reorganization is approved, the resulting Fund will retain the Acquiring Fund's expense structure.
Comparison of Investment Objectives, Strategies and Risks
The following summarizes the investment objectives, strategies and risks of the Target Fund and the Acquiring Fund.  Further information about the Target Fund's and Acquiring Fund's investment objectives, strategies and risks are contained in the Target Fund Prospectus and SAI and the Acquiring Fund Prospectus and SAI, which are on file with the SEC and are included with this Proxy Statement/Prospectus.  The Target Fund Prospectus and Acquiring Fund Prospectus are also incorporated herein by reference.
Investment Objective
The Target Fund and the Acquiring Fund have the same investment objective, which is to seek long-term capital appreciation.  Each of the Target Fund's and Acquiring Fund's investment objectives is non-fundamental, which means that it may be changed by the Allianz Board or NMF Board, respectively, without shareholder approval upon 60 days' written notice to shareholders.
Investment Strategies
The principal investment strategies of the Target Fund and the Acquiring Fund are substantially similar.  Each of the Target Fund and Acquiring Fund seeks to achieve its investment objective by creating a diversified portfolio of non-U.S. stocks exhibiting long-term growth and quality characteristics.  Both the Target Fund and the Acquiring Fund normally invest primarily in non-U.S. securities, including emerging market securities, and neither Fund is limited in the percentage of its assets that it may invest in any one country, region or geographic area.  Furthermore, the Target Fund and the Acquiring Fund both may invest in issuers of any size market capitalization, including smaller capitalization companies. Each Fund may also invest in initial public offerings ("IPOs").
Both the Target Fund's portfolio managers and the Acquiring Fund's subadviser attempt to follow a disciplined, bottom-up approach to stock selection that is based on fundamental, company-specific analysis and aim to invest in companies primarily based on analysis of three criteria: structural growth, quality, and valuation.  In identifying issuers likely to benefit from structural growth, each of the Target Fund's portfolio managers and the Acquiring Fund's subadviser will seek out issuers with superior business models, best-in-class technology and exposure to secondary market growth drivers in order to compound issuers' earnings and cash flows over the long term.  In evaluating the quality of potential investment targets, each of the Target Fund's portfolio managers and the Acquiring Fund's subadviser will consider issuers' balance sheet strength, long-term competitive position and the presence of barriers to entry to defend pricing power over the long-term.  Each of the Target Fund's portfolio managers and the Acquiring Fund's subadviser will apply the valuation criterion by making investments in companies whose potential value it believes is not yet reflected in market valuations, and whose ability to satisfy the Fund's key investment criteria is likely to be sustainable in the long-term.
In addition to equity securities, each of the Target Fund and Acquiring Fund may invest in foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments, as well as foreign markets access products such as participatory notes.  Both the Target Fund and Acquiring Fund are permitted to invest in derivative instruments and hedge currency, although the Target Fund does not currently invest significantly in derivatives and, following the Reorganization, the Acquiring Fund does not expect to invest significantly in derivative instruments and generally will not hedge currency. Each of the Target Fund and Acquiring Fund may achieve exposure to non-U.S. securities either directly or through depository receipts such as American Depositary Receipts ("ADR"s).
  Currently, AllianzGI U.S. (as the investment adviser of the Target Fund) directly manages the Target Fund's portfolio.  Following the Reorganization, AllianzGI U.S. will serve as subadviser to the Acquiring Fund, subject to the supervision of NFA and the NMF Board.  The Target Fund's current portfolio management team will be the portfolio managers of the Acquiring Fund.  As discussed above, the management process that AllianzGI U.S. will use to select investments for the Acquiring Fund is the same as the management process that AllianzGI U.S. currently uses to select investments for the Target Fund, and the description of the management process in each Fund prospectus is substantially similar.
Investment Risks
Because the Target Fund and Acquiring Fund have substantially similar principal investment strategies they are subject to substantially similar principal risks. The Target Fund's prospectus contains seven principal risks that the Acquiring Fund does not: (i) issuer risk, (ii) credit and counterparty risk, (iii) currency risk, (iv) leveraging risk, (v) management risk, (vi) focused investment risk and (vii) turnover risk.  The substance of those risks is addressed differently in risks disclosed in the Acquiring Fund's prospectus. This difference in overall approach to risk disclosure does not detract from the substantial similarity of the principal risk profiles between the two Funds.  Also, the Acquiring Fund's prospectus includes discussions of growth style risk and new fund risk, while the Target Fund's prospectus does not.  Below is a description of the risks of investing in the Target Fund and Acquiring Fund.
In addition to the risks described below, certain risks arise from the nature of the Target Fund's shareholder base and relate to the potential implications of the Reorganization itself for the current shareholders of the Target Fund.  As of the date hereof, most the Target Fund's assets are attributable to investments by other funds that are part of the Allianz Trust.  If one or more of the Target Fund's current shareholders seek to redeem their investments following the Reorganization, due to regulatory constraints or for other reasons, the Acquiring Fund could be forced to sell portfolio securities or invest cash when it would not otherwise choose to do so, and could be left with assets insufficient for effective pursuit of its investment strategies or could be faced with other operational or performance challenges.
Neither the Target Fund nor the Acquiring Fund can guarantee that it will achieve its investment objective.  If the value of a Fund's investments goes down, you may lose money.
Emerging markets risk – (Acquiring Fund and Target Fund) emerging markets are riskier than more developed markets because they tend to develop unevenly and may never develop fully.  Investments in emerging markets may be considered speculative.  Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors.  In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.  Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors.  Many emerging markets also have histories of political instability and abrupt changes in governmental policies.  Certain emerging markets also may face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.
Equity securities risk – (Acquiring Fund and Target Fund) stock markets are volatile. The price of an equity security fluctuates based on changes in a company's financial condition and overall market and economic conditions.
Focused investment risk – (Target Fund) focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.
Foreign securities risk – (Acquiring Fund and Target Fund) foreign securities may be more volatile, harder to price and less liquid than U.S. securities.  The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Growth style risk – (Acquiring Fund) growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser's assessment of the prospects for a company's growth is wrong, or if the subadviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as "value" stocks.
Initial public offering risk – (Acquiring Fund and Target Fund) availability of IPOs may be limited and a Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like, which may adversely impact Fund performance. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

Leveraging risk – (Target Fund) instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Management risk – (Target Fund) the Target Fund will be affected by the allocation determinations, investment decisions and techniques of the Acquiring Fund's management.

New fund risk – (Acquiring Fund) the Acquiring Fund is newly formed.  The Acquiring Fund's investment strategy may not be successful under all future market conditions, which could result in the Acquiring Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

Turnover risk – (Target Fund) high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Market and selection risks – (Acquiring Fund and Target Fund) market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by a Fund's subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.

Smaller Company risk – (Acquiring Fund and Target Fund) smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Issuer risk – (Target Fund) the Target Fund will be affected by factors specific to the issuers of securities and other instruments in which the Target Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Country or sector risk – (Acquiring Fund and Target Fund) if a Fund emphasizes one or more countries or economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular countries or sectors.

Credit and Counterparty risk – (Target Fund) an issuer or counterparty may default on obligations.

Currency risk – (Target Fund) the values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Liquidity risk – (Acquiring Fund and Target Fund) when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect a Fund's value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that a Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, a Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions.  Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.

Derivatives risk – (Acquiring Fund and Target Fund) derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund's losses and reducing a Fund's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by a Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.

Currency exposure – a Fund's investments in currency futures and forward foreign currency exchange contracts (collectively, "currency contracts") may involve a small investment relative to the amount of risk assumed. To the extent a Fund enters into these transactions, its success will depend on the subadviser's ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid. Currency contracts may reduce the risk of loss from a change in the value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying security.

Options – purchasing and selling options are highly specialized activities and entail greater-than-ordinary investment risks. When options are purchased over the counter, a Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract.  A Fund's ability to close out positions in exchange-listed options depends on the existence of a liquid market. Options that expire unexercised have no value.

Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to a Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

Comparison of Fundamental and Non-Fundamental Investment Policies
As required by the 1940 Act, each of the Allianz Trust and NMF Trust, on behalf of its series, has adopted certain fundamental investment policies including policies regarding borrowing money, issuing senior securities, engaging in the business of underwriting, concentrating investments in a particular industry or group of industries, purchasing and selling real estate, making loans, purchasing commodities and purchasing securities consistent with the maintenance of the status of a "diversified" investment company, and has also adopted certain non-fundamental investment policies.  Fundamental investment policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of a Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of a Fund.  The fundamental investment policies of the Target Fund and the Acquiring Fund are substantially similar.
Further information about each Fund's fundamental and non-fundamental investment restrictions are contained in the Target Fund's and Acquiring Fund's SAIs, which are on file with the SEC.
Comparison of Portfolio Turnover
The Target Fund's portfolio turnover for its most recent fiscal year ended September 30, 2018 was 17% of the average value of its portfolio.  The Acquiring Fund has not commenced operations as of the date of this Proxy Statement/Prospectus; however, it is anticipated that the Acquiring Fund's portfolio turnover rate will likely be similar to that of the Target Fund.
Comparison of Fund Performance
If the Reorganization is approved, the Acquiring Fund will assume and continue the performance history of the Target Fund.  The Acquiring Fund does not have performance history because it has not yet commenced operations as of the date of this Proxy Statement/Prospectus. For more information about performance, see the "Performance Information" section of the Target Fund Prospectus, which is incorporated herein by reference.
Comparison of Investment Advisers and Other Service Providers
Investment Advisers
NFA, located at One Nationwide Plaza, Columbus, Ohio 43215, serves as the investment adviser for the Acquiring Fund, and thus manages the investment of the Acquiring Fund's assets and supervises the Acquiring Fund's daily business affairs.  Subject to the supervision of the NMF Board, NFA also determines the allocation of Acquiring Fund assets among one or more subadvisers and evaluates and monitors the performance of the subadvisers.  NFA was organized in 1999 as an investment adviser for mutual funds.  As of September 30, 2018, NFA had approximately $[  ] in assets under management. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc.
AllianzGI U.S. serves as the investment adviser for the Target Fund and will serve as subadviser of the Acquiring Fund if the Reorganization is approved.  AllianzGI U.S., a Delaware limited liability company located at 1633 Broadway, New York, New York 10019, is an investment adviser registered with the SEC.  As of September 30, 2018, AllianzGI U.S. had approximately $126.2 billion in assets under management.
For their services as investment advisers, AllianzGI U.S. and NFA are entitled to receive the following annual investment advisory fees, paid daily as a percentage of average daily net assets:

Target Fund Annual Fee (as a % of Average Daily Net Assets)	Acquiring Fund Annual Fee (as a % of Average Daily Net Assets)
AllianzGI International Growth Fund 0.70% on all assets	Nationwide International Growth Fund 0.70% on assets up to $1 billion; and 0.67% on assets of $1 billion or more

Portfolio Managers

The portfolio managers for the Acquiring Fund will be the same as the current portfolio managers of the Target Fund.

AllianzGI International Growth Fund
Robert Hofmann, CFA, portfolio manager for the Target Fund since 2015.
Tobias Kohls, CFA, FRM, portfolio manager for the Target Fund since 2015.

Nationwide International Growth Fund
Robert Hofmann, CFA, portfolio manager for the Acquiring Fund since 2019.
Tobias Kohls, CFA, FRM, portfolio manager for the Acquiring Fund since 2019.

For more information about the management of the Target Fund, please refer to the "Management of the Funds" section of the Target Fund's Prospectus, which is incorporated herein by reference, and to the "Management of the Trust" and "Investment Manager" sections of the Target Fund's SAI, which is incorporated by reference into the SAI related to this Proxy Statement/Prospectus.  A discussion regarding the basis for the Allianz Board's approval of the investment advisory agreement for the Target Fund is available in the Target Fund's September 30, 2018 annual report to shareholders.
For more information about the management of the Acquiring Fund, please refer to the "Fund Management" section of the Acquiring Fund's Prospectus, which is incorporated herein by reference, and to the "Investment Advisory and Other Services" and "Appendix C – Portfolio Managers" sections of the Acquiring Fund's SAI, which is incorporated by reference into the SAI related to this Proxy Statement/Prospectus.  A discussion regarding the basis for the NMF Board's approval of the investment advisory agreement for the Acquiring Fund will be available in the Acquiring Fund's first annual or semiannual report to shareholders following commencement of operations.
NFA and the NMF Trust have received an exemptive order from the SEC for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser, such as AllianzGI U.S. (excluding hiring a subadviser which is an affiliate of NFA), with the approval of the NMF Board but without the approval of shareholders the Manager of Managers Order.  The Manager of Managers Order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the NMF Board but without shareholder approval.  If a new unaffiliated subadviser is hired for the Acquiring Fund, shareholders will receive information about the new subadviser within 90 days of the change. The Manager of Managers Order allows the Acquiring Fund greater flexibility, enabling it to operate more efficiently.

Pursuant to the Manager of Managers Order, NFA monitors and evaluates subadvisers, which includes the following:

•	performing initial due diligence on prospective Acquiring Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers;
•	making recommendations to the NMF Board regarding renewal, modification or termination of a subadviser's contract; and
•	selecting Acquiring Fund subadvisers.

NFA does not expect to frequently recommend subadviser changes.  NFA periodically provides written reports to the NMF Board regarding its evaluation and monitoring of the subadviser.  Although NFA monitors the subadviser's performance, there is no certainty that any subadviser or the Acquiring Fund will obtain favorable results at any given time.  Neither NFA nor the NMF Board currently intends to replace AllianzGI U.S. as subadviser to the Acquiring Fund in reliance on the Manager of Managers Order, but may recommend such action in the future consistent with its obligations to evaluate and monitor the Acquiring Fund's subadviser(s).  Additionally, NFA has agreed to recommend to the NMF Trustees that AllianzGI U.S. should be retained as subadviser to the Acquiring Fund for three years following the consummation of the proposed Reorganization subject to NFA's fiduciary obligations and certain contractual conditions.
Custodian
State Street Bank & Trust Co. ("State Street"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, provides custodian services for the assets of the Target Fund.
JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017, will provide custodian services for the assets of the Acquiring Fund.
Administrator
In addition to advisory services, AllianzGI U.S. provides the Allianz Trust with certain administrative services, which include clerical help and accounting, bookkeeping, internal audit services and certain other required services, and preparation of reports to the Allianz Trust's shareholders and regulatory filings. AllianzGI U.S. has, at its own expense, retained State Street to perform certain administrative services and may retain affiliates to provide other administrative services.
Nationwide Fund Management LLC ("NFM"), One Nationwide Plaza, 5-02-210, Columbus, Ohio 43215, provides various administration and accounting services to the Acquiring Fund, including daily valuation of the Acquiring Fund's shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the NMF Board.  NFM has entered into a Sub-Administration Agreement with JPMorgan Chase Bank, N.A. to provide certain fund sub-administration services for the Acquiring Fund.
Transfer Agent
State Street serves as the Target Fund's transfer and dividend disbursing agent.  State Street delegates its day-to-day obligations as transfer agent to DST Asset Manager Solutions, Inc., 430 W. 7th Street, Suite 219723, Kansas City, MO 64105-1407 (providing transfer and shareholder servicing services for the Allianz Trust's Class A shares) and DST Asset Manager Solutions, Inc., 430 West 7th Street, Suite 219968, Kansas City, Missouri 64105-1407 (providing transfer agency services for the Allianz Trust's Institutional Class shares).
NFM serves as transfer agent and dividend disbursing agent for the Acquiring Fund.  NFM has also entered into a Sub-Transfer Agent Servicing Agreement with U.S. Bancorp Fund Services, LLC ("US Bancorp") to provide certain sub-transfer agency services for the Acquiring Fund.
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP ("PwC"), 300 Madison Avenue, New York, New York 10017, is the independent registered public accounting firm that serves as the Target Fund's independent registered public accounting firm.

PwC, Two Commerce Square, 2001 Market Street, Suite 1700, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm that serves as the Acquiring Fund's independent registered public accounting firm.
Comparison of Share Classes and Distribution Arrangements
As shown below, the Target Fund will be reorganized into the Acquiring Fund, whereby Target Fund Shareholders will be issued Acquiring Fund Shares.  The following section describes the different distribution arrangements and eligibility requirements of the Funds.
Distribution of Target Fund and Acquiring Fund Shares
Allianz Global Investors Distributors LLC, located at 1633 Broadway, New York, New York 10019, acts as the principal underwriter of the Target Fund pursuant to a written agreement.
Nationwide Fund Distributors LLC ("NFD"), One Nationwide Plaza, 5-02-210, Columbus, Ohio 43215, serves as principal underwriter for the Acquiring Fund pursuant to a written agreement.
Class Structure
The Target Fund offers Class A and Institutional Class shares, while the Acquiring Fund offers Class A, Class R6, Eagle Class and Institutional Service Class shares.  Class A and Institutional Class shareholders of the Target Fund will receive Class A and Class R6 shares, respectively, of the Acquiring Fund in connection with the Reorganization.
The eligibility requirements, distribution and service fees and sales charges of the Target Fund and Acquiring Fund are further described, and the material differences are highlighted, in the following sub-sections.
Eligibility requirements.  Class A shares of the Target Fund are generally available for purchase by investors, subject to a minimum initial purchase of $1,000. Institutional Class shares of the Target Fund are generally available for purchase by investors, subject to a minimum initial purchase of $1,000,000.
Class A shares of the Acquiring Fund are subject to a minimum initial investment of $2,000 (waived for Target Fund Class A shareholders receiving Acquiring Fund Shares as part of the Reorganization), and are generally available for purchase by all investors. Class R6 shares of the Acquiring Fund are subject to a minimum initial investment of $1 million (waived for Target Fund Institutional Class shareholders receiving Acquiring Fund Shares as part of the Reorganization), and are available for purchase exclusively by: (1) funds-of-funds offered by NFD or other affiliates of the Nationwide Funds; (2) retirement plans for which no third-party administrator or other financial intermediary receives compensation from the Nationwide Funds, NFD or NFD's affiliates; (3) a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative services fees to the financial institution; (4) high-net-worth individuals or corporations who invest directly with the NMF Trust without using the services of a broker, investment adviser or other financial intermediary; or (5) current holders of Class R6 shares of any Nationwide Fund.
Additional information about the eligibility requirements to purchase the Target Fund's and the Acquiring Fund's shares is available in their respective Prospectuses and SAIs.
Sales Charges.  Institutional Class shares of the Target Fund and Class R6 shares of the Acquiring Fund are offered at NAV, without initial sales charges or CDSC.  However, Class A shares of the Target Fund and the Acquiring Fund are subject to a front-end sales charge of 5.50% and 5.75%, respectively.  Class A shares of the Target Fund purchased without a front-end sales charge at the time of purchase are also subject to a 1% CDSC.

Distribution Plans and Service Plans. Class A shares of the Target Fund are subject to a distribution and/or servicing fee of up to 0.25%.  Institutional Class shares of the Target Fund are not subject to a distribution fee or an administrative services fee.  Class A shares of the Acquiring Fund are subject to a distribution fee of 0.25% and an administrative services fee of up to 0.25%.  Class R6 shares of the Acquiring Fund are not subject to distribution or administrative services fees.  For more information about the distribution of the Acquiring Fund's shares, please refer to the "Investing with Nationwide Funds" section of the Acquiring Fund's Prospectus, which is incorporated herein by reference, and to the "Investment Advisory and Other Services" section of the Acquiring Fund's SAI.
Comparison of Purchase, Redemption and Exchange Procedures
Purchase Procedures
The purchase procedures employed by the Target Fund and the Acquiring Fund are similar. The Target Fund and the Acquiring Fund both offer shares through their respective distributors on a continuous basis.  Shares of the Target Fund and the Acquiring Fund may be purchased directly through their respective transfer agents and through other authorized financial intermediaries. The purchase price of each share of the Target Fund and the Acquiring Fund is based on the net asset value next determined after the order is received in proper form by the Target Fund or Acquiring Fund or their respective agents.  Purchases of shares of the Target Fund may be made by mail or telephone.  Purchases of shares of the Acquiring Fund may be made by mail, telephone or online.
Additional information regarding the purchase procedures of the Target Fund and the Acquiring Fund is available in their respective Prospectuses. The cover page of this Proxy Statement/Prospectus explains how you can obtain a copy of each Prospectus.
Investment Minimums
Shares of the Target Fund and shares of the Acquiring Fund require a minimum investment.  With respect to Class A and Class R6 shares of the Acquiring Fund, the minimum investment requirement is in addition to the other eligibility requirements discussed above.
The minimum investment requirements for Class A and Institutional Class shares of the Target Fund are set forth below:
Minimum investments:
Class A
To open an account	$1,000
To add to an account	$50
Institutional Class
To open an account	$1,000,000
To add to an account	No minimum
The minimum investment requirements for Class A and Class R6 shares of the Acquiring Fund are set forth below:
Minimum investments:
Class A
To open an account	$2,000
Additional investments	$100
Class R6
To open an account	$1,000,000
Additional investments	No minimum

Minimum investment requirements do not apply to Acquiring Fund Shares received in the Reorganization or to purchases by employees of NFA or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts.  If you purchase shares through an intermediary, different minimum account requirements may apply.  NFD reserves the right to waive the investment minimums under certain circumstances.
Redemption Procedures
The redemption procedures employed by the Target Fund and the Acquiring Fund are similar, with a few exceptions.  Shareholders of both the Target Fund and the Acquiring Fund may redeem shares at any time.  Generally, both the Target Fund and the Acquiring Fund forward redemption proceeds as promptly as possible, but no later than seven days, with certain limited exceptions.  The Target Fund and the Acquiring Fund both make redemptions in cash, typically by check, electronic bank transfer or wire.  Both the Target Fund and the Acquiring Fund reserve the right to determine whether to satisfy redemption requests by making payments in securities or other property (also known as a redemption in-kind).
The Target Fund and the Acquiring Fund have different mandatory redemption policies with respect to shareholder accounts with low balances.  For Class A shares of the Target Fund, if your balance remains below the minimum for three months or longer, the Target Fund reserves the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that account after giving you 60 days to increase your balance. For Institutional Class shares of the Target Fund, the Target Fund reserves the right to redeem shares in any account for their then current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000. The Acquiring Fund reserves the right to charge a $5 quarterly fee, with certain exceptions, when a shareholder's account balance falls below $2,000 ($1,000 for IRA accounts). In addition, the Acquiring Fund reserves the right to redeem shares and close a shareholder's accounts if the value of the shareholder's account falls below $2,000 ($1,000 for IRA accounts) due to a redemption of shares.  The Acquiring Fund provides 60 days' written notice to allow shareholders to increase their account balance before the account is closed.
Additional information regarding the redemption procedures of the Target Fund and the Acquiring Fund is available in their respective Prospectuses. The cover page of this Proxy Statement/Prospectus explains how you can obtain a copy of each Prospectus.
Comparison of Exchange Privileges
Class A and Institutional Class shares of the Target Fund generally may be exchanged for Class A and Institutional Class shares, respectively, of any other series of the Allianz Trust, subject to minimum investment requirements, certain limitations, exceptions, and procedures.  Class A and Class R6 shares of the Acquiring Fund generally may be exchanged for Class A and Class R6 shares, respectively, of any other series of the NMF Trust, subject to minimum investment requirements, certain limitations, exceptions, and procedures.  For each Fund, exchanges of shares are based on the next determined NAV per share of the Fund after the request to exchange, without any sales charges.
Shareholders of the Target Fund or the Acquiring Fund seeking to exchange their shares are subject to the exchange policies of the fund into which they are seeking to exchange.  In addition, the fund into which a shareholder is seeking to exchange may have different investment objectives, principal investment strategies, risks, fees and other features of which shareholders should be aware before making an exchange.  Additional information regarding the Target Fund and the Acquiring Fund, including their exchange privileges, is available in their respective Prospectuses. The cover page of this Proxy Statement/Prospectus explains how you can obtain a copy of each Prospectus.
Exchanges are treated as a sale of fund shares and a purchase of fund shares for U.S. federal tax purposes.

Frequent or Short-Term Trading Policies
The Target Fund and the Acquiring Fund each have policies and procedures to discourage excessive or short-term trading.  Each of the Target Fund and the Acquiring Fund reserves the right to reject or limit any order to purchase shares when it believes that it is in the best interests of such Fund.  A further description of the Target Fund's and the Acquiring Fund's policies related to deterring excessive short term trading activity can be found in their respective Prospectuses.  The cover page of this Proxy Statement/Prospectus explains how you can obtain a copy of each Prospectus.
Comparison of Dividend and Distribution Policies and Fiscal Years
Dividend and Distribution Policies
The Target Fund will make distributions of dividends and capital gains, if any, at least annually.  The Acquiring Fund expects to declare and distribute its net investment income, if any, to shareholders as dividends quarterly. The Acquiring Fund will declare and distribute net realized capital gains, if any, at least annually.
With respect to both the Target Fund and the Acquiring Fund all income and capital gain distributions are automatically reinvested in shares of the applicable Fund, unless you request in writing a payment in cash.
Additional information regarding the dividend and distribution policies of the Target Fund and the Acquiring Fund is available in their respective Prospectuses.  The cover page of this Proxy Statement/Prospectus explains how you can obtain a copy of the Prospectuses.
Fiscal Years
The fiscal year end for each of the Target Fund and Acquiring Fund is September 30.
Comparison of Business Structures, Shareholder Rights and Applicable Law
The Target Fund is a series of the Allianz Trust, a Massachusetts business trust pursuant to the laws of The Commonwealth of Massachusetts.  If the Reorganization is approved, the Target Fund will reorganize into a series of the NMF Trust, a Delaware statutory trust pursuant to the Delaware Statutory Trust Act ("Delaware Act").  The following is a discussion of certain provisions of the governing instruments and governing laws of the Target Fund and the Acquiring Fund, but is not a complete description thereof.  Further information about each Fund's governance structure is contained in the Fund's shareholder reports and its governing documents.
Shares.  The Trustees of the Target Fund and the Trustees of the Acquiring Fund each have the power to issue shares of the respective Fund without shareholder approval.  The governing documents of each of the Target Fund and the Acquiring Fund indicate that the amount of shares that the Target Fund and Acquiring Fund each may issue is unlimited.  Shares of the Target Fund and the Acquiring Fund have no preemptive rights.
Organization.  The Allianz Trust is governed by its Amended and Restated Agreement and Declaration of Trust (the "Allianz Declaration") and its Second Amended and Restated Bylaws (the "Allianz Bylaws"), each as may be amended, and its business and affairs are managed under the supervision of its Board of Trustees.  The NMF Trust is governed by its Second Amended and Restated Agreement and Declaration of Trust (the "NMF Declaration" and, together with the Allianz Declaration, the "Declarations") and its Second Amended and Restated Bylaws (the "NMF Bylaws"), and its business and affairs are managed under the supervision of its Board of Trustees.
Composition of the Board of Trustees. Pursuant to the Allianz Declaration, the Allianz Board shall consist of Trustees each of whom shall hold office during the lifetime of the Allianz Trust until he dies, retires, resigns, or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his successor.
The NMF Declaration provides that the NMF Board shall be composed of no less than one nor more than fifteen Trustees, each of whom shall hold office for the lifetime of the NMF Trust or until such Trustee's earlier death, resignation, removal, retirement or inability otherwise to serve, or, if sooner than any of such events, until the next meeting of shareholders called for the purpose of electing Trustees or consent of shareholders in lieu thereof for the election of Trustees, and until the election and qualification of his or her successor.
Shareholder Meetings and Rights of Shareholders to Call a Meeting.  The Target Fund and the Acquiring Fund are not required to hold annual meetings of shareholders, and neither the Allianz Trust nor the NMF Trust holds annual meetings of shareholders.  There will normally be no meetings of shareholders for the purpose of electing trustees unless less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholder meeting for the election of Trustees.
The Allianz Bylaws provide that special meetings of shareholders may be called by the Allianz Board or by the chairman, president, secretary, treasurer, or any two trustees of the Allianz Trust.  The Allianz Bylaws also provide that meetings of shareholders may be called for the purpose of electing Allianz Trustees, for such other purposes as prescribed by law, the Allianz Declaration, or the Allianz Bylaws, or for the purpose of taking action upon any other matter deemed by the Allianz Trustees to be necessary or desirable.  Meetings for the purpose of removing an Allianz Trustee may be called upon written request of shareholders holding, in the aggregate, not less than 10% of the shares.
The NMF Bylaws provide that shareholder meetings may be called by the NMF Board, by the chairperson or by the president or any vice president of the NMF Trust for the purpose of nominating specific persons for election to, or to fill vacancies on, the NMF Board ("Nominations") and taking action upon any other business matter deemed by the NMF Board to be necessary or desirable ("Business Proposals").  A shareholder meeting must be called by the chairperson, the president or any vice president of the NMF Trust by proper written request from: (a) with respect to Nominations or removing an NMF Trustee, shareholders holding not less than 10% of the outstanding shares of the NMF Trust on the date the written request is received at the offices of the secretary of the NMF Trust; or (b) with respect to Business Proposals, shareholders holding not less than a majority of the outstanding shares of the NMF Trust on the date the written request is received at the offices of the secretary of the NMF Trust.
Submission of Shareholder Proposals. For the Acquiring Fund, a shareholder making a proposal at a shareholder meeting must: (i) have promptly provided to the NMF Trust any other information reasonably requested by the NMF Trust; (ii) have been a shareholder of record at the time that the written request was submitted to the secretary of the NMF Trust and must be a shareholder of record at the time of the shareholder meeting; (iii) be entitled to vote at the shareholder meeting; (iv) the NMF Trustees must determine that the proposal is lawful and proper to bring before the shareholder meeting; (v) the shareholder or its proxy must attend the shareholder meeting and present the proposal at the shareholder meeting, as it may be adjourned from time to time; and (vi) the requesting shareholder must pay the NMF Trust in advance the reasonably estimated cost of preparing and mailing the notice, proxy card and proxy statement relating thereto, with respect to each proposal, which an authorized officer of the NMF Trust shall determine and specify to the requesting shareholder.
For nominations and any other proposals to be properly brought before an annual meeting of shareholders by a shareholder of the NMF Trust, written notice must be delivered to the secretary of the NMF Trust not less than 90 days, nor more than 120 days, prior to the first anniversary of the preceding year's annual meeting.  If the annual meeting is not scheduled to be held within a period that commences 30 days before such anniversary and ends 30 days after such anniversary ("Other Annual Meeting Date"), the written notice must be delivered by the later of the 90th day prior to the meeting or the 10th day following the public announcement or disclosure of the meeting date provided, however, that if the Other Annual Meeting Date was disclosed in the proxy statement for the prior year's annual meeting, the dates for receipt of the written notice shall be calculated based on the Other Annual Meeting Date and disclosed in the proxy statement for the prior year's annual meeting.  If the number of Trustees to be elected to the Board is increased and either all of the nominees for Trustee or the size of the increased Board are not publicly announced or disclosed at least 70 days prior to the first anniversary of the preceding year's annual meeting, written notice will be considered timely if delivered to the secretary of the NMF Trust no later than the 10th day after such public announcement or disclosure.  With respect to the nomination of individuals for election to the NMF Board at a special shareholder meeting, written notice must be delivered by a shareholder of the NMF Trust to the Secretary of the NMF Trust no later than the 10th day after such meeting is publicly announced or disclosed.  Specific information, as set forth in the NMF Bylaws, about the nominee, the shareholder making the nomination, and the proposal must also be delivered, and updated as necessary if proposed at an annual meeting, by the shareholder of the NMF Trust.  The shareholder or a qualified representative must also appear at the annual or special meeting of shareholders to present about the nomination or proposed business.
The federal securities laws, which apply to the Target Fund and the Acquiring Fund, require that certain conditions be met to present any proposal at a shareholder meeting.  The matters to be considered and brought before an annual or special meeting of shareholders of the Target Fund and the Acquiring Fund are limited to only those matters, including the nomination and election of Trustees, that are properly brought before the meeting.  These requirements are intended to provide the Board the opportunity to better evaluate the proposal and provide additional information to shareholders for their consideration in connection with the proposal.  Failure to satisfy the requirements of these advance notice provisions means that a shareholder may not be able to present a proposal at the annual or special shareholder meeting.
Number of Votes; Aggregate Voting.  The governing instruments of both the Allianz Trust, with respect to the Target Fund, and the NMF Trust, with respect to the Acquiring Fund (collectively, the "Governing Instruments"), provide that each shareholder is entitled to one vote for each whole share held, and a fractional vote for each fractional share held.  Shareholders of the Target Fund and the Acquiring Fund are not entitled to cumulative voting in the election of Trustees. The Governing Instruments provide that all shares shall be voted together, except when the matter affects the interests of one or more series (or classes), and then only the shareholders of the affected series (or classes) are entitled to vote.
Derivative Actions.  Under the Allianz Declaration, a shareholder may only bring derivative action on behalf of the Allianz Trust if the shareholder first makes a pre-suit demand upon the Allianz Board.  The demand will not be excused under any circumstances, including claims of alleged interest on the part of the Trustees, unless the shareholder makes a specific showing that irreparable nonmonetary injury to the Allianz Trust or series or class of shares would otherwise result. The demand must be mailed to the secretary of the Allianz Trust at the Allianz Trust's principal office and must set forth with particularity the nature of the proposed court action, proceeding or claim and the essential facts relied upon by the shareholder(s) to support the allegations made in the demand. The Allianz Board will consider the demand within 90 days of its receipt by the Allianz Trust. In their sole discretion, the Allianz Board may submit the matter to a vote of shareholders of the Allianz Trust. Any decision by the Allianz Board to bring, maintain or settle (or not to bring, maintain or settle) a derivative action, or to submit the matter to a vote of shareholders is binding upon the shareholders. Any decision by the Allianz Board to bring or maintain a court action, proceeding or suit on behalf of the Allianz Trust is subject to the right of the shareholders under the AllianzGI U.S. governing instruments to vote on whether the court action, proceeding or suit should be brought.
The governing instruments for the NMF Trust state that a shareholder may bring a derivative action on behalf of the NMF Trust only if several conditions are met.  These conditions include, among other things, a pre-suit demand upon the NMF Board and, unless a demand is not required, shareholders who hold at least 10% of the outstanding shares must join in the demand for the NMF Board to commence an action, and the NMF Board must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of the claim.
Right to Vote.  The 1940 Act provides that shareholders of the Target Fund and the Acquiring Fund have the power to vote with respect to certain matters: specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental.  Shareholders of the Target Fund and shareholders of the Acquiring Fund also have the right to vote on certain matters affecting the Target Fund and the Acquiring Fund, respectively, or a particular share class thereof under their respective governing instruments and the Delaware Act and the laws of The Commonwealth of Massachusetts.  Target Fund Shareholders have the right to vote: (1) for the election of  Allianz Trustees, provided, however, that no meeting of shareholders is required to be called for the purpose of electing  Allianz Trustees unless and until such time as fewer than a majority of the Allianz Trustees have been elected by the shareholders; (2) with respect to any manager or sub-adviser to the extent required by the 1940 Act; (3) with respect to the termination of the Allianz Trust or any series or class of shares (unless termination is effected by written notice from the Allianz Trustees); (4) with respect to amendments to the Allianz Declaration which may adversely affect the rights of shareholders; (5) to the same extent as the shareholders of a Massachusetts business corporation, with respect to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Allianz Trust or its shareholders; and (6) with respect to such additional matters relating to the Allianz Trust as may be required by law, the Allianz Declaration, the Allianz Bylaws or any registration of the Allianz Trust with the SEC (or any successor agency) or any state, or as the Allianz Trustees may consider necessary or desirable.  Acquiring Fund shareholders have the right to vote (1) for the election of NMF Trustees; (2) for the removal of NMF Trustees; (3) on matters set forth in the NMF Declaration; (4) on the NMF Declaration; (5) on the amendment of the NMF Bylaws as set forth in the NMF Bylaws; (6) on such additional matters as may be required by the NMF Declaration, the NMF Bylaws, the 1940 Act, other applicable law and any registration statement of the NMF Trust; and (7) on such other matters as the NMF Board may consider necessary or desirable.
Quorum and Voting. If an approval is required by the 1940 Act, then, except for the election of trustees, the vote required by the 1940 Act is the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.  Except as otherwise provided by the 1940 Act, for the Allianz Trust, shareholder action, including the election of Allianz Trustees, is generally taken by a plurality of votes cast, and a quorum consists of 30% of the shares entitled to vote.  Except as otherwise provided by the 1940 Act or other applicable law, for the NMF Trust, 40% of the outstanding shares entitled to vote present or represented by proxy constitute a quorum and, if a quorum is present at any meeting, a majority of the shares voted decide any questions, except a plurality vote is necessary for the election of Trustees.
Amendment of Governing Instruments. Except as described below, the Allianz Board and the NMF Board each have the right to amend, from time to time, their respective governing instruments.  The Allianz Bylaws may be amended, changed, altered or repealed, in whole or part, only by resolution of a majority of the Allianz Trustees then in office at any meeting of the Allianz Trustees, or by one or more writings signed by a majority of the Allianz Trustees, except to the extent that the Allianz Declaration or applicable law requires a vote or consent of shareholders or a higher vote or consent by the Allianz Trustees.  The NMF Bylaws may be amended, restated or repealed, or new NMF Bylaws may be adopted, by (i) the affirmative vote of a majority of votes cast at a shareholders meeting called for that purpose where a quorum of shareholders of the NMF Trust are present; (ii) the NMF Board, by a vote of a majority of the Trustees present at a meeting at which a quorum is present; or (iii) pursuant to Article VIII, Section 2(a) of the NMF Declaration and Section 3815(f) of the Delaware Act.
Generally, the Allianz Declaration may be amended at any time by an instrument in writing signed by a majority of the then Allianz Trustees (or by an officer of the Allianz Trust pursuant to a vote of a majority of trustees) when authorized to do so by vote of shareholders holding a majority of the shares entitled to vote, except that an amendment which in the determination of the Allianz Trustees will affect the holders of one or more series or classes of shares but not the holders of all outstanding series and classes of shares shall be authorized by vote of the shareholders holding a majority of the shares entitled to vote of each series and class affected, and no vote of shareholders of a series or class not affected is required. The Allianz Declaration (whether or not related to the rights of shareholders) may be amended for any other reason at any time without the vote or consent of shareholders, so long as such amendment does not materially adversely affect the rights of any shareholder with respect to which such amendment is to be applicable and so long as such amendment is not in contravention of applicable law, including the 1940 Act, by an instrument in writing signed by a majority of the Allianz Trustees). No amendment to the Allianz Declaration can repeal the limitations on personal liability of any shareholder, trustee or officer or repeal the prohibition of assessment upon the shareholders without the express consent of each shareholder, trustee or officer involved.
For the Acquiring Fund, the NMF Declaration may be restated and/or amended at any time by an instrument in writing signed by not less than a majority of the Board and, to the extent required by the NMF Declaration, the 1940 Act or the requirements of any securities exchange on which shares are listed for trading, by approval of such amendment by the shareholders in accordance with Article III, Section 6 and Article V of the NMF Declaration; provided, however, that no restatement or amendment may be made to the Declaration of the NMF Trust or the Bylaws that would change any rights with respect to any shares by reducing the amount payable thereon upon the liquidation of the NMF Trust or by diminishing or eliminating any voting rights pertaining to reducing the amount payable thereon upon liquidation of the NMF Trust, except with the vote or consent of the holders of two-thirds of the shares outstanding and entitled to vote.
Mergers, Reorganizations and Conversions. The governing instruments of the Allianz Trust provide that the Allianz Trust may (i) consolidate or merge with one or more other trusts, series, sub-trusts, partnerships, limited liability companies, associations or corporations organized under the laws of The Commonwealth of Massachusetts or any other jurisdiction, to form a consolidated or merged trust, series, sub-trust, partnership, limited liability company, association or corporation under the laws of The Commonwealth of Massachusetts or any other jurisdiction or (ii) transfer all or a substantial portion of its assets to one or more other trusts, series, sub-trusts, partnerships, limited liability companies, associations or corporations organized under the laws of The Commonwealth of Massachusetts or any other jurisdiction, or have one or more such trusts, series, sub-trusts, partnerships, limited liability companies, associations or corporations transfer all or a substantial portion of its assets to it, any such consolidation, merger or transfer to be upon such terms and conditions as are specified in an agreement and plan of reorganization authorized and approved by the Allianz Trustees and entered into by the Allianz Trust, or one or more series. Unless otherwise required by applicable law, any such consolidation, merger or transfer may be authorized by vote of a majority of the Allianz Trustees then in office without the approval of shareholders of the Allianz Trust or relevant series.
For the Acquiring Fund, the vote of a majority of the NMF Trustees may cause the Acquiring Fund to (i) merge or consolidate with or into one or more statutory trusts or "other business entities" (as defined in Section 3801 of the Delaware Act) formed or organized or existing under the laws of the State of Delaware or any other state of the United States or any foreign country or other foreign jurisdiction; (ii) convert to an "other business entity" (as defined in Section 3801 of the Delaware Act) formed or organized under the laws of the State of Delaware as permitted pursuant to Section 3821 of the Delaware Act; (iii) the shares of the Acquiring Fund to be converted into beneficial interests in another statutory or business trust (or series thereof) created pursuant to the NMF Trust's governing instruments; (iv) the shares of the Acquiring Fund to be exchanged under or pursuant to any state or federal statute to the extent permitted by law; or (v) sell, convey and transfer all or substantially all of the assets of the Acquiring Fund to another trust, statutory or business trust, partnership, limited partnership, limited liability company, corporation or other association organized under the laws of any state, in exchange for cash, shares or other securities, with such sale, conveyance and transfer either (a) being made subject to, or with the assumption by the transferee of, the liabilities of the Acquiring Fund, the assets of which are so transferred, as applicable, or (b) not being made subject to, or not with the assumption of, such liabilities. Any such transaction shall not require the vote of the shareholders unless such vote is required by the 1940 Act; provided, however, that the Board shall provide at least 30 days' prior written notice to the shareholders regarding such transaction.
Termination of a Fund. The Target Fund may be terminated at any time by (i) vote of shareholders holding at least 66 2/3% of the shares entitled to vote or (ii) by the Allianz Trustees by written notice to the shareholders. Any series or class of shares may be terminated at any time (i) by vote of shareholders holding at least 66 2/3% of the shares of such series or class entitled to vote or (ii) by the Allianz Trustees by written notice to the shareholders of such series or class of shares.

The Acquiring Fund may be dissolved upon the vote of the holders of not less than a majority of the shares of the Acquiring Fund cast, or (ii) at the discretion of the NMF Board either (A) at any time there are no shares outstanding of the Acquiring Fund, or (B) upon prior written notice to the shareholders of the Acquiring Fund.
Liability of Shareholders.  The governing instruments of the NMF Trust generally provides that shareholders will not be subject to personal liability for the obligations of the NMF Trust and contain an express disclaimer of shareholder liability for acts of the NMF Trust and provide for shareholder indemnification if any shareholder is personally held liable for the obligations of the NMF Trust.  Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the Allianz Trust. However, the Allianz Declaration disclaims shareholder liability for acts or obligations of the Allianz Trust and requires that notice of such disclaimer be given in each agreement, undertaking or obligation entered into or executed by the Allianz Trust. Thus, the risk of a shareholder of the Target Fund incurring financial loss from shareholder liability will be limited to circumstances in which such disclaimer was inoperative and the Target Fund was unable to meet its obligations.
 Liability of Trustees and Officers.  Consistent with the 1940 Act, the Governing Instruments provide that no Trustee or officer shall be subject to any personal liability in connection with the assets or affairs of a Fund, except for liability arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office ("Disqualifying Conduct").
Indemnification.  The Allianz Declaration generally provides that the Allianz Trust shall indemnify and hold harmless each Trustee from and against any and all claims and demands whatsoever arising out of or related to each Allianz Trustee's performance of his duties as a Trustee of the Allianz Trust.  Nothing shall indemnify, hold harmless or protect any Trustee from or against any liability to the Allianz Trust or any shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
The NMF Declaration generally provides that any Trustee or officer shall be indemnified by the NMF Trust against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred, if such person acted, or took no action, as the case may be, in good faith and without any Disqualifying Conduct, and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.
Both the Allianz Trust and the NMF Trust may advance expenses incurred in defending any proceedings subject to certain conditions.
BACKGROUND AND TRUSTEES' CONSIDERATIONS RELATING TO THE PROPOSED REORGANIZATION
REASONS FOR THE PROPOSED REORGANIZATION
At an in-person meeting on December 11, 2018 and a telephonic meeting on January 7, 2019, the Allianz Board, including the trustees who are not "interested persons" of the Target Fund within the meaning of Section 2(a)(19) of the 1940 Act ("Independent Trustees"), considered and discussed the proposed Reorganization of the Target Fund with and into the Acquiring Fund. As part of their review process, the Independent Trustees were represented by independent legal counsel. Prior to the January 7th meeting at which the proposed Reorganization was approved, AllianzGI U.S. provided the Board with materials on the proposed Reorganization and related matters. The Trustees were provided with information both in writing and during oral presentations made at the meetings, including, information on the Acquiring Fund, comparative information on the Target Fund, analyses of the estimated changes in expenses, fees and services associated with the Reorganization, information on the tax treatment of the Reorganization, information on the anticipated costs of the Reorganization and the parties that would bear them, information on NFA and its resources and capabilities, a draft of the Plan and other information relevant to the Board's consideration of the Reorganization.
At its January 7th meeting, in addition to the information noted above, the Allianz Board considered the following, among other information and considerations: (a) the potential benefits of the Reorganization to shareholders of the Target Fund; (b) the similarities and differences, as applicable, between the investment objectives, policies, and restrictions and service provider arrangements of the Target Fund and the Acquiring Fund and the expected continuity in portfolio management services to the Target Fund resulting from AllianzGI U.S.'s service as subadviser to the Acquiring Fund after the Reorganization; (c) the terms and conditions of the Plan that might affect the value of the outstanding shares of the Target Fund; (d) the respective tax attributes of the Target Fund and the Acquiring Fund and the estimated direct or indirect tax consequences of the Reorganization to Target Fund shareholders; and (e) any direct or indirect costs to be incurred by the Target Fund or its shareholders as a result of the Reorganization. Following consideration and discussion of these and other items, and in light of its fiduciary duties under federal and state law, the Allianz Board, and its independent Trustees, each by unanimous vote:
•
determined that the Reorganization would be in the best interests of the Target Fund and that the consummation of the Reorganization would not result in the dilution of the interests of the existing shareholders of the Target Fund;

•	approved the Plan in substantially the form attached as Exhibit A to this Prospectus/Proxy Statement; and
•	approved certain other actions and items necessary to effect the Reorganization.
In connection with making the determinations and taking the actions described above, the Allianz Board considered the following factors and features of the Reorganization, among others:
•
The Allianz Board considered that the Acquiring Fund will have an identical investment objective to the Target Fund and that the Acquiring Fund's investment strategies, policies and restrictions will be, in all materials respects, equivalent though not identical to those of the Target Fund.

•
The Allianz Board considered that NFA, and not AllianzGI U.S., the Target Fund or its shareholders, will bear the proxy preparation and solicitation costs of the Reorganization and the other expenses of the Reorganization, including the costs associated with the registration of the Acquiring Fund and its shares, except that: (i) the Target Fund will bear the costs, if any, of restructuring the Target Fund's portfolio, such as brokerage commissions and other transaction costs; and (ii) AllianzGI U.S. will bear the costs of Target Fund's legal counsel in connection with the Reorganization.

•
The Allianz Board considered that the Reorganization is expected to constitute a tax-free reorganization under the Code and that, accordingly, no gain or loss is expected to be recognized by the Target Fund or its shareholders as a direct result of the Reorganization.

•
The Allianz Board considered that the Acquiring Fund will have a contractual management fee rate of 0.70% of the Fund's average daily net assets up to $1 billion and 0.67% of the Fund's average daily net assets of $1 billion or more payable to NFA, which is the same as or lower than the contractual management fee rate payable by the Target Fund to its current adviser, AllianzGI U.S. depending on the Acquired Fund's assets under management.  The Allianz Board also considered that the estimated gross expense ratio of Class A of the Acquiring Fund is higher than its corresponding Class of the Target Fund, while the estimated gross expense ratio of Class R6 is the same as that of the Institutional Class of the Target Fund. The Allianz Board took into account that NFA has agreed to contractually waive its management fee and/or reimburse expenses so that total annual operating expenses will not exceed 1.05% and 0.72% for Class A Shares and Class R6 Shares, respectively, of the Fund's average daily net assets through June 30, 2022.  (These expense limitations do not apply to taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Acquiring Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Acquiring Fund's business.) The Board noted that taking into account the expense caps currently observed by

Target Fund's current adviser, AllianzGI U.S., Institutional Class Target Fund Shareholders would therefore experience a net expense reduction of 0.08% following the proposed Reorganization into Class R6 Shares, and Class A Target Fund Shareholders net expenses will remain the same.
•
The Allianz Board considered the size, strength and capabilities of NFA to provide investment advisory, distribution, administration and shareholder services to the Acquiring Fund and the resulting benefits to Target Fund Shareholders following the Reorganization.

•
The Allianz Board considered the future prospects for growth of the Target Fund and alternatives to the Reorganization. In particular, the Allianz Board considered AllianzGI U.S.'s representations that NFA and its affiliates are well positioned to market and distribute the Acquiring Fund and that, over time, the Acquiring Fund may have better prospects for growth as part of the Nationwide Fund complex than as part of the Allianz Fund complex.  It further considered that if the Acquiring Fund achieves greater size following the Reorganization, then the Target Fund Shareholders would potentially benefit from economies of scale and reduced costs over time.  The Allianz Board considered, moreover, that AllianzGI U.S. had explained that a substantial portion of Target Fund's assets were currently held by other Allianz Funds and considered the implications of a redemption by one or more such funds, either before or after the Reorganization.  The Allianz Board considered the possibility that AllianzGI U.S. might recommend liquidation of the Target Fund at a later date if the Reorganization did not occur, and considered that a liquidation would be a taxable event for existing shareholders of the Target Fund, whereas the Reorganization would be tax-neutral. The Allianz Board considered that the Reorganization was expected to enhance Target Fund's opportunities for growth while also providing existing Target Fund Shareholders an opportunity to remain in a fund with a strong performance record.

•
The Allianz Board considered that AllianzGI U.S., the current investment adviser to the Target Fund (responsible for day-to-day portfolio management), is expected to serve as the sub-adviser to the Acquiring Fund, and will manage the Acquiring Fund's portfolio following the Reorganization, and that the current portfolio managers of the Target Fund will continue to serve in the same roles for the Acquiring Fund following the Reorganization. In this regard, the Allianz Board noted the potential benefit to AllianzGI U.S. of serving as sub-adviser to a fund with a larger asset base.

•
The Allianz Board reviewed and considered a summary of the key terms of a Fund Adoption Agreement between AllianzGI U.S. and NFA ("Fund Adoption Agreement") pursuant to which NFA has agreed to use its best efforts to effect the Reorganization and to effect the retention of AllianzGI U.S. as sub-adviser to the Acquiring Fund pursuant to a subadvisory agreement.  The Allianz Board considered that the Fund Adoption Agreement provides that NFA may not terminate or recommend that NMF Trust terminate the subadvisory agreement for a period of three years, except under certain enumerated circumstances.  The Allianz Board also considered the subadvisory fee rate that would be paid to Allianz GI U.S. following the Reorganization pursuant to the subadvisory agreement.

•	The Allianz Board considered that the shareholder and other services provided to shareholders of the Acquiring Fund are not anticipated to differ materially from those provided to the Target Fund.
•
The Allianz Board considered that the Reorganization will be consummated at net asset value, and that the valuation policies and procedures for the Target Fund are not materially different from those of the Acquiring Fund, and that, pursuant to a condition precedent set forth in the Plan, the Allianz Trust is not obligated to consummate the Reorganization unless the Allianz Trust and the NMF Trust agree on the number of shares to be exchanged.

•	The Allianz Board considered that the Reorganization is subject to the approval of shareholders of the Target Fund.
The NMF Board approved the Reorganization on behalf of the Acquiring Fund.

THE PROPOSED REORGANIZATION
Agreement and Plan of Reorganization
If approved by shareholders of the Target Fund, the Reorganization of the Target Fund into the Acquiring Fund is expected to occur upon the opening of business on June 3, 2019, or such other date as the parties may agree.
The terms and conditions under which the Reorganization may be consummated are set forth in the Plan.  Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan.  A copy of the form of Plan is attached as Appendix A to this Proxy Statement/Prospectus.
The Plan provides that the Target Fund will convey to the Acquiring Fund all of its assets and liabilities, as defined in the Plan, as of the Closing Date.  In consideration, the Acquiring Fund will deliver to the Target Fund full and fractional Class A and Class R6 shares of the Acquiring Fund having an aggregate NAV equal to the aggregate value of the net assets of the Target Fund, as determined pursuant to the terms of the Plan.  Immediately after the transfer of its assets and liabilities, the Target Fund will distribute to its shareholders of record the Acquiring Fund Shares received by the Target Fund, determined as of immediately after the close of business on the last business day before the Closing Date, the Valuation Date, on a pro rata basis within that class.  Subsequently, the Target Fund will completely liquidate.
On the Valuation Date, the Target Fund's assets will be valued pursuant to the NMF Trust's valuation procedures.  The NAV of each class of the Acquiring Fund Shares will be determined by the administrator of the Acquiring Fund to the nearest full cent using the NMF Trust's Valuation Procedures.
Until the Valuation Date, Target Fund Shareholders will continue to be able to redeem their shares.  Redemption requests received after the Valuation Date will be treated as requests received by Acquiring Fund for the redemption of its shares.
The Plan contains a number of representations and warranties made by the Allianz Trust to the NMF Trust related to, among other things, its legal status, compliance with laws and regulations and financial position and similar representations and warranties made by the NMF Trust to the Allianz Trust.  The Plan contains a number of conditions precedent that must occur before either Allianz Trust or NMF Trust is obligated to proceed with the Reorganization.  These include, among others, that: (1) the shareholders of the Target Fund approve the Plan with respect thereto; and (2) both the Allianz Trust and NMF Trust receive from Stradley Ronon Stevens & Young, LLP the tax opinion discussed below under "Certain U.S. Federal Income Tax Consequences of the Reorganization."
Under the Plan, the Allianz Trust and the NMF Trust may agree to terminate and abandon the Reorganization at any time before or after the approval of Target Fund Shareholders, or either the Allianz Trust or the NMF Trust may terminate and abandon the Reorganization if certain conditions required under the Plan have not been satisfied.
Approval of the Reorganization requires a 1940 Act Majority, which is the affirmative vote of 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Target Fund are present or represented by proxy, or of more than 50% of the outstanding voting securities of the Target Fund, whichever is less.  See the section of this Proxy Statement/Prospectus entitled "Voting Information" for more information.
If the Reorganization is approved, Target Fund Shareholders who do not wish to have their Target Fund Shares exchanged for Acquiring Fund Shares as part of the Reorganization should redeem their shares prior to the consummation of the Reorganization.  If you redeem your shares, you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.  In addition, if you redeem your shares prior to the Reorganization and your shares are subject to a redemption fee or a deferred sales charge or fee, your redemption proceeds will be reduced by any applicable redemption fee, sales charge or fee.

Description of the Securities to be Issued
 Class A shareholders of the Target Fund will receive full and fractional Class A shares of the Acquiring Fund, and Institutional Class shareholders of the Target Fund will receive full and fractional Class R6 shares of the Acquiring Fund, in accordance with the procedures provided for in the Plan. The number of Acquiring Fund Shares that the Target Fund's shareholders will receive will be based on the NAVs of the Target Fund and the Acquiring Fund as of the regular close of business of the NYSE on the Valuation Date.  The Acquiring Fund Shares to be issued in connection with the Reorganization will be fully paid and non-assessable when issued and will have no pre-emptive or conversion rights.  Each share of the Acquiring Fund represents an equal proportionate interest with each other share of the Fund.
CERTAIN U.S. FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION
The following is a general summary of the certain U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.
The Target Fund has elected and qualified since its inception to be treated as a "regulated investment company" under Subchapter M of the Code and the Acquiring Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Code for its taxable year that includes the Closing Date.
The Reorganization is intended to qualify as a tax-free "reorganization" for federal income tax purposes under Section 368(a)(1) of the Code.  Accordingly, it is expected that no gain or loss will be recognized by the Target Fund or Target Fund Shareholders as a direct result of the Reorganization. Specifically, it is expected that the Target Fund will recognize no gain or loss upon the acquisition by the Acquiring Fund of the assets and the assumption of the liabilities, if any, of the Target Fund. In addition, when shares held by Target Fund Shareholders are exchanged for Acquiring Fund Shares pursuant to the proposed Reorganization, it is expected that Target Fund Shareholders will recognize no gain or loss on the exchange, and that Target Fund Shareholders will have the same aggregate tax basis and holding period with respect to the shares of the Acquiring Fund as the shareholder's tax basis and holding period in its Target Fund Shares immediately before the exchange. If, as expected, the Reorganization is tax-free, the tax attributes of the Target Fund, if any, move to the Acquiring Fund, including, as of the date of the Reorganization, the Target Fund's cost basis in its assets, its unrealized gains and losses and its capital loss carryforwards. At any time prior to the consummation of the Reorganization, Target Fund Shareholders may redeem Target Fund Shares. Any such redemptions will generally result in the recognition of gain or loss to the redeeming shareholder for U.S. federal income tax purposes.
Neither the Target Fund nor the Acquiring Fund has requested or will request an advance ruling from the IRS as to the U.S. federal tax consequences of the Reorganization.  Based on certain assumptions and customary representations to be made on behalf of the Target Fund and Acquiring Fund, Stradley Ronon Stevens & Young, LLP (the Trust's legal counsel) will, as a condition to the closing of the Reorganization, provide a legal opinion to the effect that, for federal income tax purposes, (i) shareholders of the Target Fund will not recognize any gain or loss as a result of the exchange of their shares of the Target Fund solely for shares of the Acquiring Fund, (ii) the Acquiring Fund will not recognize any gain or loss upon receipt by the Acquiring Fund of the Target Fund's assets and liabilities, if any, (iii) the Target Fund will not recognize any gain or loss upon the transfer of its assets and liabilities, if any to the Acquiring Fund in exchange for shares of the Acquiring Fund or upon the distribution of those Acquiring Fund Shares to the shareholders of the Target Fund, (iv) the basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of those assets in the hands of the Target Fund immediately prior to the Reorganization, and the Acquiring Fund's holding period in such assets will include the period during which such assets were held by the Target Fund and (v) the holding period and aggregate tax basis of the Acquiring Fund Shares that are received by a Target Fund Shareholder will be the same as the holding period and aggregate tax basis of the shares of the Target Fund previously held by such shareholder. Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.  A copy of the opinion will be filed with the SEC and will be available for public inspection.  See "Where to Find Additional Information about the Funds."
Opinions of counsel are not binding upon the IRS or the courts.  If the Reorganization is consummated and the IRS or a court were to determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund Shares and the fair market value of the Acquiring Fund Shares it received.
Target Fund Dividend Distribution. Prior to the closing of the Reorganization, the Target Fund may distribute to its shareholders, in one or more taxable distributions, all previously undistributed investment company taxable income (that is, generally, net investment income plus net short-term capital gains) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses), if any, generated for taxable years ending on or prior to the date of closing of the Reorganization.
General Limitations on Capital Losses. The tax attributes, including capital loss carryovers, if any as of the date of closing of the Reorganization, of the Target Fund move to the Acquiring Fund in the Reorganization and are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. If, as is anticipated, at the time of the closing of the Reorganization, the Acquiring Fund has either no assets or nominal assets incident to its organization, there will be no change of ownership of the Target Fund as a result of the Reorganization. Thus, the Reorganization is not expected to result in any limitation on the use by Acquiring Fund of the Target Fund's capital loss carryovers, if any. However, the capital losses of the Acquiring Fund, as the successor in interest to the Target Fund, may subsequently become subject to an annual limitation as a result of sales of the Acquiring Fund Shares or other reorganization transactions to which the Acquiring Fund might engage post-Reorganization.
Contribution by NFA and/or AllianzGI U.S.  The U.S. federal income tax treatment of a cash contribution by NFA and/or AllianzGI U.S. to resolve any valuation difference or diminution in value of the Target Fund Shares or the Acquiring Fund Shares, as discussed above under the section "The Proposed Reorganization," is not clear.  It is possible that such a contribution may be treated as a nonshareholder contribution of capital. In that case, the contribution is not currently included in the Fund's gross income, and the Fund must reduce its basis in any assets acquired with the contributed cash within the 12 months following such contribution by the amount of the contribution.  Any remaining amount at the end of such period will reduce the Fund's basis in its other assets.  As a result of the reduction in basis, when Fund assets are later sold, the Fund may recognize a greater amount of capital gain due to the basis reduction.  Any additional capital gains so recognized may result in greater distributions to the Fund's shareholders than if the contribution had not been made, or, if the Fund retains any such gain, in the imposition of a Fund-level tax on the gain, and the reduction of the shareholder's return on its shares in the Fund.   If any such cash contribution is not treated as a nonshareholder contribution of capital, the Fund may be required to treat the amount of such contribution as short-term capital gain and include it in gross income for U.S. federal income tax purposes, which may result in greater distributions to shareholders than if the contribution had not been made, to the extent the gain is not offset by capital losses. Depending on the reasons for the valuation difference or diminution in value of the Target Fund Shares or the Acquiring Fund Shares, the Target Fund and/or the Acquiring Fund might potentially treat such a contribution as a return of capital for U.S. federal income tax purposes which would be excluded from the Fund's gross income, would not cause a reduction in basis of any assets purchased by the Fund thereafter, and would not require a distribution to shareholders.

General. This discussion is only a general summary of certain U.S. federal income tax consequences.  You should consult your tax adviser regarding the U.S. federal income tax consequences to you, if any, of the Reorganization in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganization because this discussion is only a general summary of certain U.S. federal income tax consequences.
PRO FORMA CAPITALIZATION
The following tables show the capitalization of the Target Fund and the Acquiring Fund as of September 30, 2018, and on a pro forma combined basis (unaudited) as of September 30, 2018, giving effect to the proposed Reorganization.  The following are examples of the number of shares of the Acquiring Fund that would be exchanged for the shares of the Target Fund if the Reorganization were consummated on September 30, 2018, and do not reflect the number of shares or value of shares that would actually be received if the Reorganization occurs on the Closing Date.
	AllianzGI International Growth Fund (Target Fund)		Nationwide International Growth Fund (Acquiring Fund)	Pro Forma Adjustments	Pro Forma Nationwide International Growth Fund (Acquiring Fund)
Net Assets		Net Assets
Class A	$1,182,948	Class A	0	0	$1,182,948
Institutional Class	$27,427,089	Class R6	0	0	$27,427,089
Net Asset Value Per Share		Net Asset Value Per Share
Class A	$17.91	Class A	0	0	$17.91
Institutional Class	$18.32	Class R6	0	0	$18.32
Shares Outstanding		Shares Outstanding
Class A	66,057	Class A	0	0	66,057
Institutional Class	1,496,830	Class R6	0	0	1,496,830
The table above assumes that the Reorganization occurred on September 30, 2018.  The table is for informational purposes only.  No assurance can be given as to how many Acquiring Fund Shares will be received by shareholders of the Target Fund on the date that a Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after that date.  As described previously, immediately prior to the Closing, the Target Fund's assets will be valued pursuant to the Allianz Trust's valuation procedures.  In the event that valuation of the Target Fund's assets using the Allianz Trust's valuation procedures would result in a valuation difference or the diminution in value of shares of either the Target Fund or the Acquiring Fund, the Reorganization will not be consummated, unless NFA and AllianzGI U.S., subject to their discretion and mutual agreement, elect to contribute such funds, as necessary and appropriate, to resolve any diminution in value of the Target Fund Shares or the Acquiring Fund Shares.  Any such potential changes in value are not reflected in the tables above.  The tax treatment of any such contributions is unclear.  See "Certain U.S. Federal Income Tax Consequences of the Reorganization" (above) for more information.
ADDITIONAL INFORMATION ABOUT THE FUNDS
Financial Highlights
The Target Fund Prospectus contains additional information for the Target Fund, including the Target Fund's financial performance for the past five years under the heading, "Financial Highlights," which is incorporated by reference herein in reliance upon the report of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing, and are available free of charge upon request.  In addition, Appendix B to this Proxy Statement/Prospectus contains such audited "Financial Highlights" for the past three years. The Acquiring Fund has not commenced operations and, therefore, does not have financial highlights.  Certain sections of the Target Fund's most recent annual reports are incorporated by reference into the SAI relating to this Proxy Statement/Prospectus.
VOTING INFORMATION
This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by, and on behalf of, the Allianz Board, to be used at the Meeting.  This Proxy Statement/Prospectus, along with a Notice of the Meeting and a Proxy Card, is first being mailed to shareholders of the Target Fund on or about [MAILING DATE].  Only shareholders of record as of the close of business on the Record Date, [_____], 2019, will be entitled to notice of, and to vote at, the Meeting.  If the enclosed form of Proxy Card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon.  Unmarked but properly executed Proxy Cards will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.
You can vote in any one of four ways:
•	By mail, with the enclosed Proxy Card;
•	In person at the Meeting;
•	By telephone; or
•	By Internet.
INSTRUCTIONS FOR VOTING BY TELEPHONE
1.	Read the Proxy Statement/Prospectus and have your Proxy Card with you.
2.	Call the toll-free number indicated on your Proxy Card.
3.	Have the Proxy Card available at the time of your call.
INSTRUCTIONS FOR VOTING BY INTERNET
1.	Read the Proxy Statement/Prospectus and have your Proxy Card with you.
2.	Go to the website indicated on your Proxy Card.
3.	Enter the control number found on the front of your Proxy Card.
4.	Follow the instructions on the website to cast your vote.
We encourage you to vote by telephone or Internet by using the control number that appears on your enclosed Proxy Card.  Use of telephone and Internet voting will reduce the time and costs associated with this proxy solicitation.
Any person giving a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Allianz Trust's secretary (the "Secretary"). To be effective, such revocation must be received by the Secretary prior to the Meeting. In addition, although mere attendance at the Meeting would not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy by voting in person. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.
Solicitation of Votes
In addition to the mailing of this Proxy Statement/Prospectus, proxies may be solicited by telephone or in person by the Trustees of the Target Fund and Acquiring Fund, officers of the Allianz Trust or NMF Trust, personnel of the Target Fund's adviser or distributor, and personnel of the Target Fund's transfer agent, or broker-dealer firms.
 [American Stock Transfer & Trust Company, LLC ], a professional proxy solicitation firm (the "Solicitor"), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $ [].  [It is expected that the solicitation will be primarily by mail.]  As the date of the Meeting approaches, however, certain Target Fund Shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received.  Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the Target Fund.  Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below.  The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.
[In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder's full name and address and to confirm that the shareholder has received the proxy materials in the mail.  If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person's title and confirmation that the person is authorized to direct the voting of the shares.  If the information provided by the person corresponds to the information that the Solicitor has, then the Solicitor representative may ask for the shareholder's instructions on the Proposal described in this Proxy Statement/Prospectus.  Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Proxy Statement/Prospectus.  The Solicitor representative will record the shareholder's instructions on the Proxy Card.  Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.]
If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the Proxy Card originally sent with this Proxy Statement/Prospectus or attend the Meeting in person.
The Target Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record.  Such broker-dealer firms, custodians, nominees, and fiduciaries may be reimbursed for their reasonable expenses incurred in connection with such proxy solicitation.  In addition, certain officers and representatives of AllianzGI U.S. or its affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram, or personally.
Quorum and Voting Requirements
Holders of at least a majority of the total number of shares of the Target Fund outstanding as of the Record Date, present in person or by proxy, shall constitute a quorum for the purpose of voting on the Proposal.  Approval of the Proposal requires the affirmative vote of a 1940 Act Majority.
Effect of Abstention and Broker "Non-Votes"
The Target Fund expects that, before the Meeting, broker-dealer firms holding shares of the Target Fund in "street name" for their customers will request voting instructions from their customers and beneficial owners. If the broker-dealer firms do not receive instructions from their customers and beneficial owners and if the broker-dealer does not have discretionary authority to vote such shares, these shares represented by proxy will be considered broker non-votes. Any abstentions or broker non-votes will be counted as shares present for purposes of determining whether a quorum is present, but will not be voted for or against any adjournment or the Proposal.
Adjournment
In the event that a quorum is not present at the Meeting, or if sufficient votes in favor of the Proposal are not received by the time of the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies.  Any such adjournment will require the affirmative vote of a plurality of the votes properly cast upon the question of adjournment.  The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the Proposal. They will vote against such adjournment those proxies required to be voted against the Proposal and will not vote any proxies that direct them to abstain from voting on the Proposal.
Other Matters
The Allianz Board does not intend to bring any matters before the Meeting other than those described in this Proxy Statement/Prospectus.  The Allianz Trustees are not aware of any other matters to be brought before the Meeting by others.  If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.
Future Shareholder Proposals
As a general matter, the Allianz Trust does not hold regular annual or other meetings of shareholders. Any shareholder who wishes to submit proposals to be considered at a special meeting of the Allianz Trust's shareholders should send the proposals to the Secretary of Trust c/o Allianz Funds Multi-Strategy Trust, 1633 Broadway, New York, New York 10019, so as to be received a reasonable time before the proxy solicitation for that meeting is made. Shareholder proposals that are submitted in a timely manner will not necessarily be included in the Fund's proxy materials.  If the Reorganization of the Target Fund is approved by its shareholders, there will be no further meetings of shareholders of the Target Fund.
Inclusion of such proposals is subject to limitations under the federal securities laws. A shareholder who wishes to make a proposal at a shareholder meeting without including the proposal in the Target Fund's proxy statement must notify the Allianz Trust or the Target Fund of such proposal within a reasonable time before the proxy solicitation for that meeting is made by directing such notice to the Secretary of the Allianz Trust at the address set forth above. If a shareholder fails to give notice to the Allianz Trust or the Target Fund within a reasonable time before the proxy solicitation is made, then the persons named as proxies by the Trustees for such meeting may exercise discretionary voting power with respect to any such proposal.
If a shareholder wishes to send a communication to the Allianz Trustees, such correspondence should be in writing and addressed to the Trustees c/o the Secretary of the Allianz Trust, Angela Borreggine, 1633 Broadway, New York, New York 10019. The correspondence will be given to the Allianz Trustees for review and consideration.
Record Date and Outstanding Shares
Target Fund
Only shareholders of record of the Target Fund at the close of business on the Record Date are entitled to notice of and to vote at the Meeting and at any postponement or adjournment thereof.
The total number of outstanding shares of the Target Fund as of [________], 2019, is [___________].

As of [_____], 2019, the current officers and Trustees of the Allianz Trust in the aggregate beneficially owned less than 1% of the shares of the Target Fund.
As of [_____], 2019, the persons who owned of record or beneficially 5% or more of the outstanding shares identified of the Target Fund are shown below.

Name and Address*	Class; Number of Shares Owned	Percentage of Class Owned
AllianzGI Global Allocation Fund, 1633 Broadway, 42nd Floor, New York, New York 10019	Class [ ]; [ ]
AllianzGI Global Dynamic Allocation Fund, 1633 Broadway, 42nd Floor, New York, New York 10019	Class [ ]; [ ]

Acquiring Fund
The votes of the shareholders of the Acquiring Fund are not being solicited since their approval or consent is not necessary for the Reorganization to take place.
As of [_____], 2019, the current officers and Trustees of the NMF Trust in the aggregate beneficially owned less than 1% of the shares of the Acquiring Fund.
As of [______], 2019, no shares of the Acquiring Fund have been offered.
WHERE TO FIND ADDITIONAL INFORMATION ABOUT THE FUNDS
The Acquiring Fund and the Target Fund are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, the Target Fund files, and the Acquiring Fund will file, reports and other information with the SEC.  Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Acquiring Funds on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, NE, Washington, DC 20549. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Target Fund and the Acquiring Fund and other registrants that file electronically with the SEC.
For more information with respect to the Acquiring Fund concerning the following topics, please refer to the following sections of the Acquiring Fund Prospectus, which has been made a part of this Proxy Statement/Prospectus by reference and which accompanies this Proxy Statement/Prospectus: (i) see "Fund Management" for more information about the management of the Acquiring Fund; (ii) see "Investing with Nationwide Funds" for more information about the purchase, redemption, exchange and pricing of shares information of the Acquiring Fund; and (iii) see "Distributions and Taxes" for more information about the Acquiring Fund's policy with respect to dividends and distributions and tax consequences to shareholders of various transactions in shares of the Acquiring Fund.
For more information with respect to the Target Fund concerning the following topics, please refer to the following sections of the Target Fund Prospectus, which have been made a part of this Proxy Statement/Prospectus by reference: (i) see "AllianzGI International Growth Fund" under "Summary Section" for more information about the performance of the Target Fund; (ii) see "Management of the Funds" for more information about the management of the Target Fund; (iii) see "How to Buy and Sell Shares" for more information about the purchase, redemption, exchange and pricing of shares information of the Target Fund; (iv) see "Fund Distributions" for more information about the Target Fund's policy with respect to dividends and distributions and tax consequences to shareholders of various transactions in shares of the Target Fund; and (vi) see "Financial Highlights" for more information about the Target Fund's financial performance.

APPENDIX A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION
AGREEMENT AND PLAN OF REORGANIZATION
This AGREEMENT AND PLAN OF REORGANIZATION ("Agreement"), is made as of this ___ day of ___________, 2019, by and between Nationwide Mutual Funds (the "NMF Trust"), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Nationwide Plaza, 5-02-210, Columbus, OH 43215, with respect to the Nationwide International Growth Fund (hereinafter the "Acquiring Fund"), a series of the NMF Trust, and Allianz Funds Multi-Strategy Trust (the "Allianz Trust"), a business trust created under the laws of the Commonwealth of Massachusetts, with its principal place of business at 1633 Broadway, New York, NY 10019, with respect to the AllianzGI International Growth Fund (hereinafter the "Target Fund"), a series of the Allianz Trust. The NMF Trust and the Allianz Trust, with respect to the Acquiring Fund and the Target Fund, respectively, are hereinafter collectively referred to as the "parties."  Other than the Target Fund and the Acquiring Fund, no other series of either the Allianz Trust or the NMF Trust are subject to this Agreement. Nationwide Fund Advisors, a Delaware statutory trust ("NFA"), and Allianz Global Investors U.S. LLC, a Delaware limited liability company ("Allianz"), each join this Agreement solely for the purposes of Section 10.
Target Fund shareholders are to be issued the following classes of shares of beneficial interest, without par value, of the Acquiring Fund ("Acquiring Fund Shares") pursuant to the Reorganization (as defined below):
Target Fund	Acquiring Fund
Class A shares	Class A shares
Institutional Class shares	Class R6 shares

PLAN OF REORGANIZATION
This Agreement is intended to be and is adopted as a "plan of reorganization" within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code") and the regulations thereunder.  The reorganization of the Target Fund into the Acquiring Fund (the "Reorganization") will consist of: (i) the acquisition by the NMF Trust on behalf of the Acquiring Fund of all of the Assets (as defined in Section 1(a) below) of the Target Fund in exchange for both Acquiring Fund Shares and the assumption by the NMF Trust with respect to the Acquiring Fund of all of the Liabilities (as defined in Section 1(a) below) of the Target Fund; (ii) the distribution of Acquiring Fund Shares to the shareholders of the Target Fund according to their respective interests in the Target Fund in complete liquidation of the Target Fund; and (iii) the liquidation and, as soon as practicable after the closing (as referenced in Section 3 hereof and hereinafter called the "Closing"), the termination of the Target Fund all upon and subject to the terms and conditions of this Agreement hereinafter set forth. The Acquiring Fund is as of the date hereof and will be as of the Closing a shell series, without assets or liabilities, other than as noted in Section 5(k) below, newly created for the purpose of acquiring the Assets and Liabilities (each term as defined in Section 1(a) below) of the Target Fund.

AGREEMENT
In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:
1.	Sale and Transfer of Assets and Liabilities, and Termination of the Target Fund
(a) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of the NMF Trust herein contained, the Allianz Trust will sell, assign, convey, transfer and deliver to the NMF Trust, for the Acquiring Fund, at the Closing, all of the then-existing property, assets and goodwill (which property and goodwill, for the avoidance of doubt, do not include any rights to the "Allianz" or "AllianzGI" name) ("Assets") of the Target Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. ("NYSE")) ("Close of Business") on the business day immediately preceding the Effective Date of the Reorganization (as such term is defined in Section 3(a) hereof) (the "Valuation Date"), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay the Target Fund's costs and expenses of carrying out this Agreement (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the books of the Target Fund as liability reserves, subject to Section 10, (2) subject to clause (3), to discharge all of the Target Fund's Liabilities (as defined below) on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and excluding those Liabilities that would otherwise be discharged at a later date in the ordinary course of business, and (3) to pay such contingent Liabilities as the trustees of the Allianz Trust shall reasonably deem to exist against the Target Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall have been established on the books of the Target Fund. "Liabilities" shall mean all of the Target Fund's liabilities, debts, obligations and duties of any nature, whether accrued, absolute, contingent or otherwise which have not been discharged by the Allianz Trust prior to the Closing (reflected in the statement of assets and liabilities to be provided under Section 4(g) and 7(h) of this Agreement).  To the extent that any Liabilities of the Target Fund, whether known or unknown, are not discharged on or prior to the Valuation Date, the Acquiring Fund shall assume any and all such Liabilities (excluding the expenses borne by Allianz or NFA pursuant to Section 10 of this Agreement).
Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of the Allianz Trust herein, the NMF Trust agrees that (i) at the Closing, the Acquiring Fund shall assume all Liabilities of the Target Fund existing on or after the Effective Date of the Reorganization (as defined in Section 3(a) hereof) and which have not been discharged by the Allianz Trust prior to the Closing as provided in Section 1(a) and shall thereafter pay such Liabilities when due; and (ii) at the Closing, the NMF Trust shall deliver to the Allianz Trust the number of full and fractional Acquiring Fund Shares, determined by dividing the net asset value of the Assets to be acquired by the Acquiring Fund, computed pursuant to Section 2(a) below, by the net asset value per share ("NAV") of the Acquiring Fund as of the Close of Business on the Valuation Date; provided that such NAV is the same as the NAV of the Target Fund as of the Close of Business on the Valuation Date.  The aforementioned calculation will be done on a class-by-class basis.  Acquiring Fund Shares received shall be distributed pro rata to the shareholders of the Target Fund of record as of the Close of Business on the Valuation Date.
Notwithstanding anything to the contrary contained in this Section 1(a) or elsewhere in this Agreement, the Allianz Trust shall retain the assets and liabilities, if any, associated with deferred compensation payable on behalf of the Target Fund to the trustees of the Target Fund at the time of the Closing; provided, however, that such assets and liabilities shall not be included in Assets and Liabilities for purposes of calculating the NAV of the Target for purposes of Sections 1(a) and 2(a).
(b) In order to effect the delivery of Acquiring Fund Shares described in Section 1(a)(ii) hereof, the NMF Trust will establish an open account of the Acquiring Fund for each record shareholder of the Target Fund and, on the Effective Date of the Reorganization, will credit to such account the full and fractional shares of beneficial interest, without par value, of the Acquiring Fund Shares received by each such record shareholder as described in Section 1(a).  Fractional shares of the Target Fund are, and fractional shares of the Acquiring Fund will be, carried to the [third] decimal place.  Simultaneously with the crediting of Acquiring Fund Shares to the shareholders of record of the Target Fund, the shares of the Target Fund held by such shareholders shall be cancelled.  As soon as practicable following the Closing, the Allianz Trust shall terminate the Target Fund.
                              (c) With respect to the delivery of Acquiring Fund Shares described in Section 1(a)(ii) hereof to a Target Fund shareholder holding a certificate or certificates for shares of the Target Fund, if any, on the Valuation Date, the Target Fund will not permit such shareholder to receive Acquiring Fund share certificates therefor, to exchange Acquiring Fund Shares for shares of other investment companies, to effect an account transfer of such Acquiring Fund Shares or to pledge or redeem such Acquiring Fund Shares until such Target Fund shareholder has surrendered all his or her outstanding certificates for Target Fund shares, or in the event of lost certificates, posted adequate bond.
(d) At the Closing, each shareholder of record of the Target Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Target Fund that such person had on such Distribution Record Date.
(e) Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Target Fund's shares on the books and records of the Target Fund as of the Effective Date of the Reorganization shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund Shares are to be issued and transferred.
2.	Valuation
(a) The net asset value of the Assets to be acquired by the Acquiring Fund hereunder shall be computed as of the Close of Business on the Valuation Date by the administrator of the Acquiring Fund by calculating the value of the Assets and subtracting therefrom the amount of the Liabilities using the valuation procedures established by the Board of Trustees of the NMF Trust and described in the Acquiring Fund's currently effective prospectus and statement of additional information ("Acquiring Fund Valuation Procedures").
(b) The net asset value per share of each class of Acquiring Fund Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the Acquiring Fund's Valuation Procedures.
3.	Closing and Valuation Date
(a) The Closing shall consist of (i) the conveyance, transfer and delivery of the Assets of the Target Fund to the NMF Trust, for the Acquiring Fund, in exchange for the assumption by the Acquiring Fund of all of the Liabilities of the Target Fund; and (ii) the issuance and delivery of Acquiring Fund Shares in accordance with Section 1(a), together with related acts necessary to consummate such transactions.  Subject to receipt of all necessary regulatory approvals and the final adjournment of the meeting of shareholders of the Target Fund at which this Agreement is considered and approved, the Closing shall occur on _________, 2019 or such other date as the officers of the parties may mutually agree ("Closing Date"), and shall be effective as of 9 a.m. Eastern Daylight Time or Eastern Standard Time, as applicable, on the Closing Date ("Effective Date of the Reorganization").  The Closing shall take place at the principal office of the _________________________ at approximately _____ Eastern Daylight Time or Eastern Standard Time, as applicable, on the Closing Date.
(b) Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (i) the NYSE shall be closed to trading or trading thereon shall be restricted or (ii) trading or the reporting of trading on the NYSE or such other exchange or market where the Target Fund's assets are traded shall be disrupted so that, in the judgment of the NMF Trust or Allianz Trust, accurate appraisal of the value of the net assets of the Target Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading on the NYSE shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Target Fund is practicable in the judgment of the NMF Trust and Allianz Trust.
(c) The Allianz Trust shall provide, as of the Closing, for delivery of the Assets of the Target Fund to be transferred to the custodian of the Acquiring Fund (the "Custodian") for the account of the Acquiring Fund.  Portfolio securities of the Target Fund shall be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers and in accordance with applicable law.  All cash being delivered shall be transferred to the account of the Acquiring Fund at the Custodian in a manner acceptable to the NMF Trust.  Also, the Allianz Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of the Target Fund, and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates, if any, and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice President to the best of their knowledge and belief.
(d) The NMF Trust shall issue and deliver a certificate or certificates providing evidence satisfactory to the Allianz Trust in such manner as the Allianz Trust may reasonably request that Acquiring Fund Shares to be delivered at the Closing have been registered in an open account of the Acquiring Fund on the books of the NMF Trust.
(e) Each of the Allianz Trust and the NMF Trust shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of Assets and assumption of Liabilities and liquidation contemplated in this Agreement.
4.	Representations and Warranties by the Allianz Trust
The Allianz Trust represents and warrants to the NMF Trust that:
(a) The Allianz Trust is a Massachusetts voluntary association (commonly known as a business trust) created under the laws of the Commonwealth of Massachusetts on January 10, 2008, and is validly existing and, as of a date within a reasonable time of the Valuation Date, in good standing under the laws thereunder.  The Allianz Trust, of which the Target Fund is a series of shares of beneficial interest, is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of the shares of the Target Fund issued and outstanding have been offered and sold pursuant to an effective registration statement filed under the Securities Act of 1933 (the "1933 Act") and the 1940 Act, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital and in compliance with all applicable registration requirements of state securities laws, including blue sky laws.
(b) The Allianz Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Target Fund.  Each outstanding share of the Target Fund is validly issued, fully paid, non-assessable, has full voting rights, and is freely transferable.
(c) The current prospectus and statement of additional information of the Target Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the "Commission") thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.  The Target Fund currently is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund's prospectus and statement of additional information.  To the best of the Allianz Trust's and the Target Fund's knowledge, the value of the net assets of the Target Fund currently is determined, and since its organization has been determined, using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund, each as of such time that the applicable rules, regulations or policies were in effect, or the Target Fund has taken any action necessary to remedy any prior failure to use such valuation methods that comply in all material respects with such laws, rules, regulations or policies.  There have been no known miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund which would have a material adverse effect on the Target Fund at the time of this Agreement or on the Target Fund's properties or assets at the time of this Agreement.
(d) The financial statements appearing in the Target Fund's Annual Report to Shareholders for its most recently completely fiscal year, audited by PricewaterhouseCoopers LLP, copies of which have been delivered to the NMF Trust, and any subsequent unaudited financial statements of the Target Fund provided to the NMF Trust prior to the Closing, fairly present the financial position of the Target Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis (with the exception, in the case of the unaudited financial statements, of the omission of footnotes).
(e) The Target Fund has no known Liabilities of a material nature other than those shown as belonging to it on its statement of assets and liabilities as of the Close of Business on the Valuation Date, those incurred pursuant to this Agreement and those incurred in the ordinary course of the Target Fund's business as an investment company since such date.  Prior to the Effective Date of the Reorganization, the Allianz Trust will advise the NMF Trust of all known Liabilities incurred by the Target Fund subsequent to [insert date], whether or not incurred in the ordinary course of business.
(f) The books and records of or relating to the Target Fund (including all books and records required to be maintained under the 1940 Act and the Code and the rules and regulations under the 1940 Act and the Code) made available to the NMF Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Allianz Trust and the Target Fund.
(g) The statement of assets and liabilities of the Target Fund to be furnished by the Allianz Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of Acquiring Fund Shares to be issued pursuant to Section 1(a) hereof will accurately reflect the net asset value per share of the Target Fund and each of the outstanding shares of beneficial interest of the Target Fund, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis. The Target Fund has no known Liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets and liabilities referred to above or those incurred in the ordinary course of its business since the last day of the Target Fund's most recently completed fiscal year.
(h) At the Closing, the Allianz Trust will, with respect to the Target Fund, have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (g) above, free and clear of all liens or encumbrances of any nature whatsoever except liens or encumbrances of which the Acquiring Fund has received written notice and such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business.
(i) The Allianz Trust has the necessary power and authority to conduct its business and the business of the Target Fund as such businesses are now being conducted.
(j) The Allianz Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended (the "Allianz Declaration of Trust"), By-Laws, as amended (the "Allianz Bylaws") or any material contract or any other material commitment or obligation with respect to the Target Fund that is listed on Part C of the Target Fund's current registration statement (collectively, "Allianz Material Agreements"), and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(k) The Target Fund, a series of the Allianz Trust, was duly constituted in accordance with the applicable provisions of the Allianz Declaration of Trust and the 1940 Act and other applicable law.
(l) The Allianz Trust is not a party to any litigation or administrative proceeding or investigation of or before any court or governmental body that is pending or, to the Allianz Trust's knowledge, threatened against the Allianz Trust, with respect to the Target Fund or any of the Target Fund's properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Target Fund's business.  The Allianz Trust, with respect to the Target Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Target Fund's business or the Allianz Trust's ability to consummate the transactions herein contemplated with respect to the Target Fund.  The Allianz Trust, with respect to the Target Fund, does not know of any facts that would reasonably be expected to form the basis for the institution of proceedings that would materially and adversely affect the Target Fund's financial condition or the conduct of its business or the Allianz Trust's ability to consummate the transactions herein contemplated with respect to the Target Fund.
(m) The Allianz Trust, on its own behalf and with respect to the Target Fund, has full power and authority to enter into and perform its obligations under this Agreement, subject to approval, with respect to the Target Fund, by the shareholders of the Target Fund.  Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Agreement have been validly authorized by the Board of Trustees of the Allianz Trust.  This Agreement and all other necessary trust action on the part of the Allianz Trust with respect to the Target Fund, executed and delivered by the Allianz Trust, on its own behalf and with respect to the Target Fund, constitute legal, valid and binding obligations of the Allianz Trust with respect to the Target Fund, enforceable against it in accordance with the terms of this Agreement, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles.
(n) Neither the Allianz Trust nor the Target Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.
(o) Neither the Allianz Trust nor the Target Fund has any unamortized or unpaid organizational fees or expenses.
(p) The Target Fund has elected to be treated as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Code.  The Target Fund (i) is a "fund" as defined in Section 851(g)(2) of the Code, (ii) has qualified for treatment as a RIC for each taxable year since its inception ending before the Closing and will maintain such qualification at all times through the Closing, (iii) for each such taxable year (or portion thereof) has been eligible to compute its federal income tax under Section 852 of the Code, and (iv) has not had any earnings or profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply.  The consummation of the transaction contemplated by this Agreement will not cause the Target Fund to fail to be qualified as a RIC as of the Closing.  The Target Fund has not changed its taxable year end since its inception and it does not intend to change its taxable year end prior to the Closing. The Target Fund has not had at any time since its inception (and will not have as of the Closing Date) any material tax liability under Section 852 or 4982 of the Code for any period ended on or before the Closing Date.
(q) The Allianz Trust has duly and timely filed, with respect to the Target Fund, all Tax (as defined below) returns and reports (including, but not limited to, information returns), that are required to be filed by the Target Fund on or before the Closing.  All such returns and reports are true, correct and complete as of the time of their filing, and accurately state the amount of Tax (if any) owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income or other information required to be reported by the Target Fund.  With respect to the Target Fund, the Allianz Trust has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports.  The amounts set up as provisions for Taxes in the books and records of the Target Fund as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent, known or unknown or otherwise, which were or which may be payable by the Target Fund for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including, but not limited to, all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year.  No return filed by the Allianz Trust with respect to the Target Fund, is currently being audited by the Internal Revenue Service or by any state or local taxing authority.  There are no known actual or proposed deficiency assessments with respect to any Taxes payable by the Target Fund.  To the knowledge of the Allianz Trust, no written claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Tax return or report that the Target Fund is or may be subject to taxation in that jurisdiction.  As used in this Agreement, "Tax" or "Taxes" means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. There are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the Assets of the Target Fund.
(r) The Target Fund does not own any "converted property" (as that term is defined in Section 1.337(d)-7T(a)(2) of the regulations issued by the United States Treasury ("Treasury Regulations")) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations thereunder.
(s) The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest, including but not limited to those related to shareholder cost basis reporting pursuant to Sections 1012, 6045, 6045A and 6045B of the Code and related Treasury regulations, and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all Taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.
(t) The Target Fund has not been granted any waiver, extension, or comparable consent regarding the application of the statute of limitations with respect to any Taxes or tax return that is outstanding, nor has any request for such waiver or consent been made with respect to any such Taxes or tax return.
(u) The Target Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations set forth in paragraphs (m) through (s) of this Section 4.
(v) [Reserved.]
(w) All information provided or identified in writing by the Allianz Trust to the NMF Trust in response to formal due diligence requests relating to the Allianz Trust and the Target Fund are true and correct in all material respects and contain no material misstatements or omissions with respect to the operation of the Allianz Trust with respect to the Target Fund as of the date hereof.
(x) Since the last day of the Target Fund's most recently completed fiscal year, there has not been any material adverse change in the Target Fund's financial condition, assets, obligations or business (other than changes occurring in the ordinary course of business), or any incurrence by the Target Fund of indebtedness, except as disclosed in writing to the NMF Trust.  For the purposes of this subparagraph, distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business.
5.	Representations and Warranties by the NMF Trust
The NMF Trust represents and warrants to the Allianz Trust that:

(a) The NMF Trust is a statutory trust created under the laws of the State of Delaware on September 1, 2004, and is validly existing and in good standing under the laws of that State.  The NMF Trust, of which the Acquiring Fund is a separate series of shares of beneficial interest, is duly registered under the 1940 Act as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof or will be in full force and effect as of the Closing.  The Acquiring Fund was formed for the purpose of effecting the Reorganization and, prior to the Closing, will have not commenced operations or carried on any business activity, will have had no assets or liabilities and will have no issued or outstanding shares other than as described in this Agreement.  The NMF Trust is a registered open-end management investment company and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.
(b) The NMF Trust is authorized to issue an unlimited number of Acquiring Fund Shares without par value.  The Acquiring Fund Shares to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued, fully paid, non-assessable and freely transferable and have full voting rights.
(c) At the Closing, the Acquiring Fund Shares to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of the Target Fund are currently eligible for offering to the public, and there will be an unlimited number of Acquiring Fund Shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.
(d) The NMF Trust has or will have at the time of Closing the necessary power and authority to conduct its business and the business of the Acquiring Fund.
(e) The NMF Trust is not a party to or obligated under any provision of its Certificate of Trust, Second Amended and Restated Agreement and Declaration of Trust, as amended (the "NMF Declaration of Trust"), Second Amended and Restated Bylaws (the "NMF Bylaws"), or any material contract or any other material commitment or obligation with respect to the Acquiring Fund that is listed on Part C of the Acquiring Fund's current registration statement (collectively, "NMF Material Agreements"), and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.
(f) The NMF Trust is not a party to any litigation or administrative proceeding or investigation of or before any court or governmental body that is pending or, to the NMF Trust's knowledge, threatened against the NMF Trust, with respect to the Acquiring Fund, or any of the Acquiring Fund's properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Acquiring Fund's business.  The NMF Trust, with respect to the Acquiring Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquiring Fund's business or the NMF Trust's ability to consummate the transactions herein contemplated on behalf of the Acquiring Fund.  The NMF Trust, with respect to the Acquiring Fund, does not know of any facts which might form the basis for the institution of proceedings of the type described in this paragraph.
(g) The NMF Trust, on its own behalf and with respect to the Acquiring Fund, has full power and authority to enter into and perform its obligations under this Agreement.  The execution, delivery and performance of this Agreement have been validly authorized by the Board of Trustees of the NMF Trust.  This Agreement and all other necessary trust action on the part of the NMF Trust and the Acquiring Fund, executed and delivered by the NMF Trust, on its own behalf and with respect to the Acquiring Fund, constitute legal, valid and binding obligations enforceable against the NMF Trust, on its own behalf and with respect to the Acquiring Fund, in accordance with the terms of this Agreement, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles.
(h) Neither the NMF Trust nor the Acquiring Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(i) The books and records of or relating to the Acquiring Fund (if any), (including all books and records required to be maintained under the 1940 Act and the Code and the rules and regulations under the 1940 Act and the Code) made available to the Allianz Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the NMF Trust and the Acquiring Fund.
(j) The Acquiring Fund, a series of the NMF Trust, was duly constituted in accordance with the applicable provisions of the NMF Declaration of Trust and the 1940 Act and other applicable law.
(k) The Acquiring Fund is, and will be at the time of Closing, a shell series created for the purpose of acquiring the Assets and assuming the Liabilities of the Target Fund, and, prior to the Closing, will not commence operations or carry on any business activities (other than such activities as are customary to the organization of a new series of a registered investment company prior to its commencement of investment operations).
(l) The Acquiring Fund intends to continue to qualify as a RIC for federal income tax purposes under Part I of Subchapter M of the Code for its taxable year that includes the Closing, and intends to be eligible to compute its U.S. federal income tax under Section 852 of the Code for such taxable year, and to qualify and be eligible for treatment as a RIC for each subsequent taxable year; the Acquiring Fund will be a "fund" as defined in Section 851(g)(2) of the Code; and the consummation of the transactions contemplated by this Agreement will not cause the Acquiring Fund to fail to qualify as a RIC from and after the Closing.
(m) The NMF Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act and, at the time of Closing, such policies and procedures have been appropriately tailored to address the business of the Acquiring Fund.
(n) The current prospectus and statement of additional information filed as part of the NMF Trust's registration statement on Form N-1A, which will become effective prior to the Effective Date of the Reorganization, insofar as they relate to the Acquiring Fund and the Acquiring Fund Shares (the "NMF Trust Registration Statement") conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated in the NMF Trust Registration Statement or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.
6.	Representations and Warranties by the Allianz Trust and the NMF Trust
The Allianz Trust and the NMF Trust each represents and warrants to the other, with respect to itself and the Target Fund or Acquiring Fund, respectively, that:
(a) Except as discussed in its currently effective prospectus as of the Closing, there are no legal, administrative or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement. It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement.
(b) All information provided to the Allianz Trust by the NMF Trust, insofar as it relates to the NMF Trust and the Acquiring Fund, and by the Allianz Trust to the NMF Trust, insofar as it relates to the Allianz Trust and the Target Fund, for inclusion in, or transmittal with, the registration statement on Form N-14 (the "Registration Statement"), which includes a proxy statement/prospectus (the "Proxy Statement/Prospectus"), with respect to this Agreement pursuant to which approval of the Reorganization by vote of the Target Fund's shareholders will be sought, as of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Target Fund and at the Effective Date of the Reorganization, (i) complies and will comply in all material respects with the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act and the rules and regulations thereunder, and (ii)

does not and will not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.
(c) Except in the case of the Allianz Trust with respect to the approval of this Agreement and the Reorganization by vote of the Target Fund's shareholders, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the 1934 Act, the 1940 Act, the Hart-Scott-Rodino Antitrust Improvements Act of 1976 (the "HSR Act"), state securities laws, Massachusetts business trust laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).
7.	Covenants of the Allianz Trust
(a) The Allianz Trust covenants to operate the business of the Target Fund in the ordinary course between the date of this Agreement and the Closing, it being understood that such ordinary course of business will include customary dividends, shareholder purchases and redemptions and such selling and purchasing of securities and other changes as are contemplated by the Target Fund's normal operations.
(b) The Allianz Trust will call a meeting of shareholders of the Target Fund to be held prior to the Closing to consider and act upon this Agreement and the transactions contemplated herein, including the liquidation of the Target Fund, and will take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.
(c) The Allianz Trust undertakes that the Allianz Trust and the Target Fund will not acquire Acquiring Fund Shares for the purpose of making distributions thereof other than to the Target Fund's shareholders.
(d) The Allianz Trust covenants that by the time of the Closing, all of the Target Fund's federal and other Tax returns and reports required by law to be filed on or before the Closing, shall have been filed and all federal and other Taxes (if any) shown as due on said returns shall have either been paid or, if not yet due, adequate liability reserves shall have been provided for the payment of such Taxes, provided, however, if any of the income tax returns (e.g., Form 1120-RIC) required to be filed by the Target Fund for its fiscal year ended September 30, 2018 have not been filed by the Closing, the Allianz Trust shall prepare and timely file with the relevant taxing authorities all such returns and the Allianz Trust shall make available to the NMF Trust drafts of such returns at least one week prior to filing such returns.
(e) The Allianz Trust will at, or as promptly as practicable following the Closing provide the NMF Trust with:
     (i)          A statement of the respective adjusted tax basis of all investments to be transferred by the Target Fund to the Acquiring Fund;
     (ii)         A copy of any other Tax books and records of the Target Fund necessary for purposes of preparing any Tax returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Sections 1.6045A-1 and 1.6045B-1(a)) of the Treasury regulations) required by law to be filed by the Acquiring Fund after the Closing;
     (iii)        A copy (which may be in electronic form) of the shareholder ledger accounts of the Target Fund, including, without limitation,
(A) the name, address and taxpayer identification number of each shareholder of record,

(B) the number of shares of beneficial interest held by each shareholder,
(C) the dividend reinvestment elections applicable to each shareholder,
(D) the backup withholding certifications (e.g., IRS Form W-9) or foreign person certifications (e.g., IRS Form W-8BEN, W-8BEN-E, W-8ECI, W-8IMY), notices or records on file with the Target Fund with respect to each shareholder, and
(E) such information as the NMF Trust may reasonably request concerning Target Fund shares or Target Fund shareholders in connection with Acquiring Fund's cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related Treasury regulations following the Closing.
for all of the shareholders of record of the Target Fund's shares as of the Close of Business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Agreement (the "Target Fund Shareholder Documentation"), certified by its transfer agent or its President or its Vice President to the best of his or her knowledge and belief; and
(iv) Copies of all FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to the Target Fund.
(f) As promptly as practicable, but in any case within sixty (60) calendar days after the date of Closing, the Allianz Trust shall furnish the NMF Trust a statement of earnings and profits of the Target Fund for U.S. federal income tax purposes that will be carried over by the Target Fund pursuant to Section 381 of the Code.
(g) The Allianz Trust shall cause to be mailed to each shareholder of record of the Target Fund, the Proxy Statement/Prospectus.
(h) The Allianz Trust shall supply to the NMF Trust, at the Closing, the statement of the assets and liabilities described in Section 4(g) of this Agreement in conformity with the requirements described in such Section.  In addition, the Allianz Trust shall supply a schedule of portfolio investments as of the Valuation Date.  The schedule of portfolio investments will present fairly the portfolio investments of the Target Fund as of the Valuation Date in conformity with generally accepted accounting principles applied on a consistent basis.  The statement of assets and liabilities and schedule of portfolio investments shall be certified by the treasurer of the Allianz Trust, to the best of his or her knowledge, as being in conformity with generally accepted accounting principles applied on a consistent basis.
(i) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders the Acquiring Fund Shares received at the Closing, as set forth in Section 1(a) hereof.
(j) The Allianz Trust agrees that the acquisition of all Assets and Liabilities of the Target Fund by the NMF Trust, on behalf of the Acquiring Fund, includes any right of action against current and former service providers of the Target Fund, such right to survive for the statute of limitation of any such claim.  For the avoidance of all doubt, the Allianz Trust hereby assigns to the NMF Trust all rights, causes of action, and other claims against third parties relating to the Target Fund, whether known or unknown, contingent or non-contingent, inchoate or choate, or otherwise.
(k) The Allianz Trust shall cause the liquidation and termination of the Target Fund to be effected in the manner provided in the Allianz Trust Instrument in accordance with applicable law and that on or after the Effective Date of the Reorganization, the Target Fund shall not conduct any business except in connection with its liquidation and termination.
(l) It is the intention of the parties to the Reorganization that the Reorganization will qualify as a "reorganization" within the meaning of Section 368(a) of the Code.  Neither the Allianz Trust nor the Target Fund shall take any action or cause any action to be taken (including, without limitation the filing of any Tax return) that is inconsistent with such treatment or results in the failure of the Reorganization to qualify as a "reorganization" within the meaning of Section 368(a) of the Code.
(m) For the period beginning at the Effective Date of the Reorganization and ending no less than six years thereafter, the Allianz Trust shall, at no cost or expense to the NMF Trust, provide or cause to be provided  directors and officers errors and omissions insurance policy(ies) which cover(s) the present and former Trustees and officers of the Allianz Trust ("Target Fund Trustees and Officers"), with respect to the Target Fund ("Post-Closing Coverage").  The Post-Closing Coverage shall provide the Target Fund Trustees and Officers with coverage equivalent to that provided to the Allianz Trust's trustees and officers under the insurance policy(ies) from time to time in effect with respect to the Allianz Trust and its trustees and officers generally, and shall pay any claims of liability covered under such Post-Closing Coverage, made after the Effective Date of the Reorganization, against the Target Fund Trustees and Officers with respect to the Target Fund.
8.	Covenants of the NMF Trust
(a) The NMF Trust covenants that the Acquiring Fund Shares to be issued and delivered to the Target Fund pursuant to the terms of Section 1(a) hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.
(b) The NMF Trust covenants to establish and organize the Acquiring Fund as a series of the NMF Trust but that the Acquiring Fund will not carry on any business activities between the date hereof and the Effective Date of the Reorganization (other than such activities as are customary to the organization of a new registered investment company prior to its commencement of operations, including holding and redeeming the initial investment of the initial shareholder of the Acquiring Fund prior to the Closing).
(c) The NMF Trust will prepare and file with the Commission the Registration Statement, which includes the Proxy Statement/Prospectus, and will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable; provided, however, that the NMF Trust will not file the Registration Statement prior to (i) providing a copy of the Registration Statement to Allianz in substantially the same form that such Registration Statement will be filed with the Commission, and (ii) obtaining written approval from Allianz to file the Registration Statement with the Commission.
(d) The NMF Trust, on behalf of the Acquiring Fund, will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing.
(e) It is the intention of the parties to the Reorganization that the Reorganization will qualify as a "reorganization" within the meaning of Section 368(a) of the Code.  Neither the NMF Trust nor the Acquiring Fund  shall take any action or cause any action to be taken (including, without limitation the filing of any Tax return) that is inconsistent with such treatment or results in the failure of the Reorganization to qualify as a "reorganization" within the meaning of Section 368(a) of the Code.
9.	Conditions Precedent to be Fulfilled by the Allianz Trust and the NMF Trust
The respective obligations of the Allianz Trust and the NMF Trust to effectuate this Agreement and the Reorganization hereunder shall be subject to the following respective conditions:
(a) That (i) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the

Closing; and (iii) the other party shall have delivered to such party a certificate to the foregoing effect signed by the President or Vice President and by the Secretary or equivalent officer of the party.
(b) That each party shall have delivered to the other party a copy of the resolutions approving this Agreement adopted by the Board of Trustees of the party delivering the copy, and certified by the Secretary or equivalent officer of the party delivering the copy.
(c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.
(d) That this Agreement, the Reorganization and the transactions contemplated hereby for the Target Fund shall have been approved by the appropriate action of the shareholders of the Target Fund at an annual or special meeting or any adjournment or postponement thereof.
(e) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a material adverse effect, or the risk thereof, on the assets and properties of the Target Fund and/or Acquiring Fund.
(f) That prior to or at the Closing, the Allianz Trust and the NMF Trust shall each receive an opinion from Stradley Ronon Stevens & Young, LLP ("Stradley Ronon") satisfactory to both parties to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the Commonwealth of Massachusetts and the State of Delaware, the terms of this Agreement and in accordance with customary representations provided by the NMF Trust and the Allianz Trust in certificates delivered to Stradley Ronon, as to the Acquiring Fund and the Target Fund:
(i) The acquisition by the Acquiring Fund of all of the Assets of the Target Fund, as provided for in this Agreement, in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the Liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of Acquiring Fund Shares in complete liquidation of the Target Fund, will qualify as a "reorganization" within the meaning of Section 368(a) of the Code, and the Target Fund and the Acquiring Fund each will be "a party to a reorganization" within the meaning of Section 368(b) of the Code;
(ii) Pursuant to Section 361(a) and Section 357(a) of the Code, no gain or loss will be recognized by the Target Fund upon the transfer of all of its Assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the Liabilities of the Target Fund;
(iii) Pursuant to Section 1032(a) of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the Assets of the Target Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the Liabilities of the Target Fund;
(iv) Pursuant to Section 361(c)(1) of the Code, no gain or loss will be recognized by the Target Fund upon the distribution of Acquiring Fund Shares by the Target Fund to its shareholders in complete liquidation pursuant to this Agreement;

(v) Pursuant to Section 362(b) of the Code, the tax basis of the Assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Target Fund immediately prior to the transfer;
(vi) Pursuant to Section 1223(2) of the Code, the holding periods of the Assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such Assets were held by the Target Fund;
(vii) Pursuant to Section 354(a) of the Code, no gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares solely for Acquiring Fund Shares (including fractional shares to which they may be entitled);
(viii) Pursuant to Section 358(a)(1) of the Code, the aggregate tax basis of Acquiring Fund Shares received by a shareholder of the Target Fund (including fractional shares to which the shareholder may be entitled) will be the same as the aggregate tax basis of Target Fund shares exchanged therefor;
(ix) Pursuant to Section 1223(1) of the Code, the holding period of Acquiring Fund Shares received by each shareholder of the Target Fund (including fractional shares to which the shareholder may be entitled) will include the holding period of Target Fund shares exchanged therefor, provided that the shareholder held the Target Fund shares as a capital asset on the date of the exchange; and
(x) The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Treasury Regulations Section 1.381(b)-1(b)) the items of the Target Fund described in Section 381(c) of the Code as if there had been no Reorganization.
(g) That each of the Registration Statement and the NMF Trust Registration Statement with respect to the Acquiring Fund Shares to be delivered to the Target Fund's shareholders in accordance with Section 1(a) hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or NMF Trust Registration Statement with respect to the Acquiring Fund Shares or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.
(h) That the Acquiring Fund Shares to be delivered in accordance with Section 1(a) hereof shall be eligible for sale by the NMF Trust with the securities commission or agency of each state or other jurisdiction of the United States with which such eligibility is required in order to permit the Shares lawfully to be delivered to the shareholders of the Target Fund.
(i) That the NMF Trust and the Acquiring Fund shall have received in form reasonably satisfactory to the NMF Trust and the Acquiring Fund at the Closing an opinion of Ropes & Gray LLP ("Ropes & Gray"), counsel to the Allianz Trust (which opinion will be subject to certain qualifications reasonably satisfactory to the NMF Trust and the Acquiring Fund) substantially to the effect that:
(i) The Allianz Trust is validly existing in good standing as an unincorporated voluntary association under the laws of the Commonwealth of Massachusetts, and has the power and authority under the Allianz Declaration of Trust and Allianz Bylaws and Massachusetts law to (A) execute, deliver and perform its obligations under this Agreement, and (B) conduct, operate and carry on the business of a management investment company registered under the 1940 Act through one or more series investing primarily in securities;
(ii) The execution and delivery of this Agreement and the consummation by the Allianz Trust of the transactions contemplated thereby have been duly authorized by the Allianz Trust under the

Allianz Declaration of Trust, the Allianz Bylaws and Massachusetts law (it being understood that Allianz Trust Counsel shall be entitled to assume that Target Fund shareholders duly approved the Reorganization);
(iii) This Agreement is a valid and binding obligation of the Allianz Trust, with respect to the Target Fund, enforceable against the Allianz Trust in accordance with the terms of this Agreement;
(iv) The Target Fund has been duly established as a separate series of the Allianz Trust under the Allianz Declaration of Trust, the Allianz Bylaws and Massachusetts law;
(v) Neither the execution, delivery and performance by the Allianz Trust of this Agreement, nor the consummation by the Allianz Trust of the transactions contemplated thereby, violates the Allianz Declaration of Trust or Allianz Bylaws;
(vi) Neither the execution, delivery and performance by the Allianz Trust of this Agreement, nor the consummation by the Allianz Trust of the transactions contemplated thereby, violates any Allianz Material Agreement or results in the acceleration of any obligation or the imposition of any penalty under any Allianz Material Agreement not disclosed to the NMF Trust;
(vii) Neither the execution, delivery and performance by the Allianz Trust of this Agreement, nor the consummation by the Allianz Trust of any of the transactions contemplated thereby, requires the consent or approval of, the withholding of objection on the part of, the giving of notice to, the filing, registration or qualification with, or the taking of any other action in respect of, any governmental authority or agency of the Commonwealth of Massachusetts;
(viii)  The Allianz Trust has duly registered all outstanding shares of the Target Fund under the 1933 Act, and such registration is in full force and effect; and
(ix) The outstanding shares of the Target Fund have been duly authorized and are validly issued, fully paid and, subject to Article __, Section _ of the Allianz Declaration of Trust, non-assessable beneficial interests in the Allianz Trust.
In providing the opinion set forth in this Section 9(i), Ropes & Gray (i) may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to the NMF Trust, (ii) may rely upon the representations made in this Agreement, and (iii) may rely upon officers' certificates and certificates of public officials.
(j) That the Allianz Trust and the Target Fund shall have received an opinion of Stradley Ronon at the Closing, in form satisfactory to the Allianz Trust and the Target Fund (which opinion will be subject to certain qualifications satisfactory to the Allianz Trust and the Target Fund), to the effect that:
(i) The NMF Trust is a statutory trust validly created and validly existing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted and that the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the NMF Certificate, NMF Declaration of Trust and NMF Bylaws;
(ii) This Agreement has been duly authorized, executed, and delivered by the NMF Trust, with respect to the Acquiring Fund, and, assuming due authorization, execution and delivery of this Agreement by the Allianz Trust, with respect to the Target Fund, and NFA and Allianz, and assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act, is a valid and binding obligation of the NMF Trust, with respect to the Acquiring Fund, enforceable against the NMF Trust in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;
(iii) Acquiring Fund Shares to be delivered to the Target Fund as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and outstanding and, assuming receipt by the Acquiring Fund of the consideration contemplated hereby, fully paid and non-assessable by the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof; and
(iv) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the NMF Trust's Certificate of Trust, the NMF Declaration of Trust, the NMF Bylaws, or any provision of any NMF Material Agreement known to such counsel to which the NMF Trust or the Acquiring Fund is a party or by which any of them is bound, it being understood that with respect to investment restrictions as contained in the NMF Trust's Certificate of Trust, the NMF Declaration of Trust, the NMF Bylaws, then current prospectus or statement of additional information and also with respect to a listing of all NMF Material Agreements, such counsel may reasonably rely upon a certificate of an officer of the NMF Trust whose responsibility it is to advise the NMF Trust and the Acquiring Fund with respect to such matters.
In connection with the foregoing, it is understood that Stradley Ronon may reasonably rely upon the representations made in this Agreement as well as certificates of officers of the NMF Trust.
(k) The Target Fund shall have delivered to the Acquiring Fund (a) information concerning the tax basis and holding period of the Target Fund in all securities transferred to Acquiring Fund; (b) the Target Fund Shareholder Documentation; (c) all FASB ASC 740-10-25 (formerly, FIN 48) work papers; and (d) the Tax books and records of the Target Fund for purposes of preparing any Tax returns required by law to be filed after the Effective Date of the Reorganization.
(l) The NMF Trust, on behalf of the Acquiring Fund, has obtained the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing.
(m) If the Target Fund has been notified by the Acquiring Fund (with such notice being delivered with sufficient time to permit the Target Fund to comply with this Section 9(m)) that the opinion delivered pursuant to Section 9(f) will not state that the Reorganization qualifies as a "reorganization" under Section 368(a)(1)(F) of the Code and the Target Fund and the Acquiring Fund do not otherwise determine that the Reorganization qualifies as a "reorganization" under Section 368(a)(1)(F) of the Code, the Target Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (A) all of Target Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the most recent taxable year ended prior to the Closing Date and all of such investment company taxable income for the period beginning on the first day of its current taxable year and ending on the Closing Date, (B) all of Target Fund's net capital gain recognized in its most recent taxable year ended prior to the Closing Date and all of any such net capital gain recognized in the period beginning on the first day of its current taxable year and ending on the Closing Date (in each case after reduction for any capital loss carryovers), and (C) at least 90 percent of the excess, if any, of a Target Fund's interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the most recent taxable year ended prior to the Closing Date and at least 90 percent of such excess, if any, for the period beginning on the first day of its current taxable year and ending on the Closing Date.

10.	Fees and Expenses; Other Agreements
(a) The NMF Trust represents and warrants to the Allianz Trust and the Allianz Trust represents and warrants to the NMF Trust, that no brokers or finders or other entities are entitled to receive any payments in connection with the transactions described in this Agreement.
(b) Neither the NMF Trust nor the Allianz Trust shall be responsible for the expenses of entering into and carrying out the provisions of this Agreement.  Rather, the expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, including, but not limited to any and all taxes in connection with the delivery of the Assets, including all applicable Federal, state, and foreign stock transfer stamps and/or financial transaction taxes, the preparation and filing of the Registration Statement, registration of the Acquiring Fund Shares, delivery of and solicitation of approval of Target Fund shareholders to the Reorganization pursuant to the Registration Statement, any printing and mailing fees, fees of accountants and attorneys and the costs of holding the Target Fund's shareholder meeting and soliciting proxies, shall be borne by NFA, on its own behalf, and by Allianz, on its own behalf, pursuant to terms mutually agreed to by NFA and Allianz.
11.	Termination; Waiver; Order
(a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of the Target Fund) prior to the Closing as follows:
(i) by mutual consent of the Allianz Trust and the NMF Trust;
(ii) by the NMF Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the NMF Trust as of the Closing, or if it reasonably appears that any condition precedent to the obligations of the NMF Trust set forth in Section 9 will not or cannot be met as of the Closing; or
(iii) by the Allianz Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the Allianz Trust as of the Closing, or if it reasonably appears that any condition precedent to the obligations of the Allianz Trust set forth in Section 9 will not or cannot be met as of the Closing.
(b) If the transactions contemplated by this Agreement have not been consummated by the later of _______________ or 60 days after the date of the final shareholder meeting at which approval of this Agreement is voted upon by the shareholders of the Target Fund for which such shareholders have not voted upon this Agreement, this Agreement shall automatically terminate on such later date, unless a later date is agreed to by both the Allianz Trust and the NMF Trust.
(c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either the Allianz Trust or the NMF Trust or persons who are their trustees, officers, agents or shareholders in respect of this Agreement.
(d) At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either the Allianz Trust or the NMF Trust, respectively (whichever is entitled to the benefit thereof).  Such waiver shall be in writing and authorized by an officer of the waiving party.  The failure of either party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either party thereafter to enforce each and every such provision.  No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.  Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the shareholder approval requirement with respect to the Reorganization.

(e) The respective representations, warranties and covenants contained in Sections 4-8 hereof, other than those set forth in Sections 7(e), (f), (i), (j), (k) and 7(m), shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Allianz Trust nor the NMF Trust, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing, provided that this section shall not limit any covenant contained herein that by its terms contemplates performance after closing.  This provision shall not protect any officer, trustee, agent or shareholder of the Allianz Trust or the NMF Trust against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.
(f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Allianz Trust or the Board of Trustees of the NMF Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Target Fund, unless such further vote is required by applicable law or by mutual consent of the parties.
(g) In the event of the termination of this Agreement and abandonment of the transactions contemplated hereby pursuant to this Section 11, this Agreement shall become void and have no effect except that Sections 10(b), 11(d), 11(g), and 17 shall survive any termination of this Agreement.
12.	Liability of the NMF Trust and the Allianz Trust
(a) Each party acknowledges and agrees that all obligations of the NMF Trust under this Agreement are binding only with respect to the Acquiring Fund; that any liability of the NMF Trust under this Agreement with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; that no other series of the NMF Trust or the NMF Trust generally shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the Allianz Trust nor the Target Fund shall seek satisfaction of any such obligation or liability from the shareholders of the NMF Trust, the trustees, officers, employees or agents of the NMF Trust, or any of them.
(b) Each party acknowledges and agrees that the names "Allianz Funds Multi-Strategy Trust" and "Trustees of Allianz Funds Multi-Strategy Trust" refers respectively to the Allianz Trust created and the Trustees of the Allianz Trust, as trustees but not individually or personally, acting from time to time under a Declaration of Trust date January 10, 2008, to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed.  The obligations of the Allianz Trust entered into in the name or on behalf thereof by any of the Trustees, or its representatives or agents, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Allianz Trust personally, but bind only the assets of the Allianz Trust and all persons dealing with any series of shares of the Allianz Trust must look solely to the assets of the Allianz Trust belonging to such series for the enforcement of any claims against the Allianz Trust.
13.	Cooperation and Exchange of Information
(a) The NMF Trust and the Allianz Trust will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in: filing any Tax returns, amended return or claim for refund; determining a liability for Taxes or a right to a refund of Taxes; requesting a closing agreement or similar relief from a Taxing authority; participating in or conducting any audit or other proceeding in respect of Taxes; or in determining the financial reporting of any Tax position.  Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of Tax positions of the Target Fund and Acquiring Fund for its taxable period first ending after the Closing and for prior taxable periods for which the party is required to retain records as of the Closing.

(b) Any reporting responsibility of the Target Fund is and shall remain the responsibility of the Target Fund including, without limitation, responsibility for (i) preparing and filing tax returns of the Target Fund relating to tax periods ending on or prior to the date of the Closing (whether due before or after the Closing); and (ii) preparing and filing other documents with the SEC, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority that is the responsibility of the Target Fund under applicable law, except as otherwise is mutually agreed by the parties.
(c) The Acquiring Fund shall receive certificates following the Closing, promptly upon reasonable request, from the principal executive officer and principal financial officer, or persons performing similar functions, of the Allianz Trust to the effect that such principal executive officer and principal financial officer, or persons performing similar functions, of the Allianz Trust have concluded that, based on their evaluation of the effectiveness of the Allianz Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), to the best of their knowledge, the design and operation of such procedures were effective to provide reasonable assurance that information provided by the Allianz Trust to the NMF Trust with respect to the Target Fund's operations prior to the Closing that is required to be disclosed by the NMF Trust on Forms N-CEN, N-PORT and N-CSR for the periods ending [                       ], which Forms will include information relating to the Target Fund, was recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms with respect to the Target Fund's operations prior to the Closing, and that there have been no changes in the Allianz Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred since ________ that have materially affected, or are reasonably likely to materially affect, the Allianz Trust's internal control over financial reporting during the relevant periods.
14.	Entire Agreement and Amendments
This Agreement embodies the entire agreement between the Allianz Trust, on behalf of the Target Fund, and the NMF Trust, on behalf of the Acquiring, and there are no agreements, understandings, restrictions, or warranties between such parties other than those set forth herein or herein provided for.  This Agreement may be amended only by mutual consent of the parties in writing.  Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other parties.
15.	Counterparts
This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.
16.	Notices
Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the following addresses:
To the Allianz Trust:
Allianz Funds Multi-Strategy Trust
1633 Broadway
New York, NY 10019
Attention: Legal Department

To the NMF Trust:
Nationwide Mutual Funds
One Nationwide Plaza, 5-02-210
Columbus, OH 43215
Attention: General Counsel

To Allianz:
Allianz Global Investors U.S. LLC
1633 Broadway
New York, NY 10019
Attention: Legal Department

To NFA:
Nationwide Fund Advisors
One Nationwide Plaza, 5-02-210
Columbus, OH 43215
Attention: General Counsel
17.	Governing Law
This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.
18.	Effect of Facsimile or Electronic Signature
A facsimile or electronic (e.g., PDF) signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.
19.	Publicity
Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent either party from making such public announcements as may be required by applicable law, in which case the party issuing such statement or communication shall advise the other party prior to such issuance.
20.	Confidentiality
(a) The parties will hold, and will cause their board members, officers, employees, representatives, agents and affiliated persons to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other party, all confidential information obtained from the other party in connection with the transactions contemplated by this Agreement, except such information may be disclosed:  (i) to governmental or regulatory bodies, and, when necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.
(b) In the event of a termination of this Agreement, the parties  agree that they, along with their board members, employees, representative agents and affiliated persons, shall, and shall cause their affiliates to, except with the prior written consent of the other party, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other party and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.
21.	Headings
The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
IN WITNESS WHEREOF, the Allianz Trust and the NMF Trust have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.
Allianz Funds Multi-Strategy Trust, on behalf of the Target Fund
By:
Name:
Title:
Nationwide Mutual Funds, on behalf of the Acquiring Fund
By:
Name:
Title:
Solely for purposes of Section 10
Nationwide Fund Advisors
By:
Name:
Title:
Solely for purposes of Section 10
Allianz Global Investors U.S. LLC

By:
Name:
Title:

APPENDIX B – TARGET FUND'S FINANCIAL HIGHLIGHTS

Allianz GI International Growth Fund
Financial Highlights
For a Share Outstanding for the Period ended: ^

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Change in Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (000s)	Ratio of Expenses to Average Net Assets with Fee Waiver/ Reimbursement	Ratio of Expenses to Average Net Assets without Fee Waiver/ Reimbursement	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Class A 9/30/2018	$19.73	$0.02	$0.82	$0.84	$(0.31)	$(2.35)	$(2.66)	$17.91	4.32%	$1,183	1.05%	1.89%	0.10%	17%
9/30/2017	16.37	0.04	3.32	3.36	—	—	—	19.73	20.53	72	1.12	1.82	0.23	18
9/30/2016	14.13	0.09	2.29	2.38	(0.14)	—	(0.14)	16.37	16.97	51	1.20	6.68	0.60	20
2/2/2015* - 9/30/2015#	15.00	0.11	(0.98)	(0.87)	—	—	—	14.13	(5.80)	10	1.20(c)(d)	8.22(c)(d)	1.12(c)(d)	3
Institutional Class 9/30/2018	19.90	0.07	0.82	0.89	(0.12)	(2.35)	(2.47)	18.32	4.54	27,427	0.80	1.61	0.37	17
9/30/2017	16.49	0.08	3.35	3.43	(0.02)	—	(0.02)	19.90	20.82	18,582	0.87	1.49	0.49	18
9/30/2016	14.15	0.11	2.33	2.44	(0.10)	—	(0.10)	16.49	17.34	28,386	0.95	5.77	0.75	20
2/2/2015* - 9/30/2015#	15.00	0.14	(0.99)	(0.85)	—	—	—	14.15	(5.67)	2,874	0.95(c)(d)	7.99(c)(d)	1.38(c)(d)	3

^	A — may reflect actual amounts rounding to less than $0.01 or 0.01%.
#	Fiscal year end changed from November 30th to September 30th.
*	Commencement of operations.
(a)	Calculated on average shares outstanding during the period.
(b)
Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested. Total return does not reflect sales charges and includes the effect of fee waivers and reimbursements. Total return may reflect adjustments to conform to U.S. GAAP. Total return for a period of less than one year is not annualized.

(c)	Annualized, unless otherwise noted.
(d)	Certain expenses incurred by the Fund were not annualized.

B-1

PART B
STATEMENT OF ADDITIONAL INFORMATION
[__________], 2019

REGISTRATION STATEMENT ON FORM N-14 FILED BY
NATIONWIDE MUTUAL FUNDS
 One Nationwide Plaza
Mail Code: 5-02-210
Columbus, Ohio 43215
(800) 848-0920
www.nationwide.com/mutualfunds

This Statement of Additional Information ("SAI"), relates to the May 15, 2019, Special Meeting of Shareholders of the AllianzGI International Growth Fund (the "Target Fund"), a series of Allianz Funds Multi-Strategy Trust (the "Allianz Trust"), to approve a proposal to reorganize the Target Fund into the Nationwide International Growth Fund (the "Acquiring Fund"), a series of the Nationwide Mutual Funds (the "NMF Trust") (the "Reorganization").  If the proposal is approved, Target Fund shareholders holding Class A and Institutional Class shares will be issued Class A and Class R6 shares, respectively, of the Acquiring Fund.

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Combined Proxy Statement/Prospectus dated [__________], 2019 (the "Proxy Statement/Prospectus") of the Acquiring Fund, relating specifically to the Special Meeting of Shareholders of the Target Fund that will be held on May 15, 2019.  A copy of the Proxy Statement/Prospectus may be obtained upon request and without charge by calling the Allianz Trust toll free at 1-877-361-7967.  You can also access this information at us.allianzgi.com.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.  The proposed Reorganization will occur in accordance with the terms of the Agreement and Plan of Reorganization.
1

Table of Contents
Page
General Information	3
Incorporation of Documents By Reference into the SAI	3
Pro Forma Financial Information	3

2

 General Information

This SAI relates to: (i) the acquisition by the NMF Trust, on behalf of the Acquiring Fund, of all of the assets of the Target Fund, in exchange solely for Class A and Class R6 shares of beneficial interest, no par value, of the Acquiring Fund ("Acquiring Fund Shares") and the assumption by the NMF Trust, on behalf of the Acquiring Fund, of all of the liabilities (as defined in the Agreement and Plan of Reorganization) of the Target Fund; (ii) the distribution of the Acquiring Fund Shares to the shareholders of the Target Fund according to their respective interests in the Target Fund in complete liquidation of the Target Fund; and (iii) the dissolution of the Target Fund as soon as practicable after the closing.  The Reorganization is currently expected to occur on or around [__________], 2019, at which time there will be a pro rata distribution of Acquiring Fund Shares to the shareholders of the Target Fund according to their interests in complete liquidation of the Target Fund.  Further information is included in the Combined Proxy Statement/Prospectus and in the documents listed below, which are incorporated by reference into this SAI.

Incorporation of Documents by Reference into the SAI

Because the Acquiring Fund was newly created for purposes of this transaction, the Acquiring Fund has not published an annual or semi-annual report to shareholders.  This SAI incorporates by reference the following documents, which have each been filed with the U.S. Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

1.	Statement of Additional Information dated February 1, 2019, with respect to the Target Fund (previously filed on EDGAR, Accession No. __________).

2.
The audited financial statements and related report of the independent registered accounting firm included in the Target Fund's Annual Report to Shareholders for the fiscal year ended September 30, 2018 (previously filed on EDGAR, Accession No. 0001193125-18-340814). No other parts of the Annual Report are incorporated herein by reference.

3.	Statement of Additional Information dated [__________], with respect to the Acquiring Fund (previously filed on EDGAR, Accession No. __________).

Pro Forma Financial Information

Under the Agreement and Plan of Reorganization, the Target Fund is proposed to be reorganized into the Acquiring Fund.

Pro forma financial information has not been prepared for the reorganization of the Target Fund into the Acquiring Fund because the Acquiring Fund is a newly organized shell series with no assets or liabilities that will commence investment operations upon completion of the Reorganization and continue the operations of the Target Fund.  The Target Fund will be the accounting survivor after the Reorganization.

3

Allianz Global Investors

PROXY CARD

ALLIANZGI INTERNATIONAL GROWTH FUND

A SERIES OF ALLIANZ FUNDS MULTI-STRATEGY TRUST

SIGN, DATE AND VOTE ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. THE MATTERS WE ARE SUBMITTING FOR YOUR CONSIDERATION ARE SIGNIFICANT TO THE FUND AND TO YOU AS A FUND SHAREHOLDER. **PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT AND CAST YOUR PROXY VOTE TODAY!**

PROXY VOTING OPTIONS

1. **MAIL** your signed and voted proxy back in the postage paid envelope provided
2. **ONLINE** at **proxyonline.com** using your proxy *voting number* found below
3. **PHONE** dial toll-free **(888) 227-9349** to reach an automated touchtone voting line
4. **LIVE** with a live operator when you call toll-free **(877) 361-7967** Monday through Friday 9 a.m. to 10 p.m. Eastern time

CONTROL NUMBER ⇨ **12345678910**

KNOW ALL PERSONS BY THESE PRESENTS that the undersigned shareholder of AllianzGI International Growth Fund, a series of Allianz Funds Multi-Strategy Trust (the "Trust"), hereby appoints Thomas J. Fuccillo, Scott Whisten and Angela Borreggine, and each of them separately, with power of substitution and re-substitution, as proxies to vote at the Special Meeting of Shareholders (the "Special Meeting") to be held at the offices of Allianz Global Investors U.S. LLC, 1633 Broadway, New York, NY 10019, on May 15, 2019 at 10:00 a.m. (Eastern Time), and at any adjournment thereof. The undersigned named will vote the shares represented by this proxy in accordance with the choices made on this ballot. If this proxy is executed and returned in time and no choice is indicated as to an item, this proxy will be voted "FOR" the proposal. **Discretionary authority is hereby conferred as to all other matters as may properly come before the Special Meeting or any adjournment thereof.**

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST, WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSAL.

IF THIS PROXY IS PROPERLY EXECUTED, THE VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST IN THE MANNER DIRECTED ON THE REVERSE SIDE HEREOF, AND WILL BE VOTED IN THE DISCRETION OF THE PROXY HOLDER(S) ON ANY OTHER MATTERS THAT MAY PROPERLY COME BEFORE THE JOINT ANNUAL MEETING OR ANY ADJOURNMENT(S) OR POSTPONEMENT(S) THEREOF. IF THIS PROXY IS PROPERLY EXECUTED BUT NO DIRECTION IS MADE AS REGARDS TO A PROPOSAL INCLUDED IN THE PROXY STATEMENT, SUCH VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST "FOR" SUCH PROPOSAL.

Please refer to the Proxy Statement for a discussion of the Proposal.

PLEASE VOTE, DATE AND SIGN ON THE REVERSE SIDE HEREOF AND RETURN THE SIGNED PROXY PROMPTLY IN THE ENCLOSED ENVELOPE.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON MAY 15, 2019. The Proxy Statement is also available at www.proxyonline.com/docs/AllianzGISpecialMeeting.pdf.

[PROXY ID NUMBER HERE] [BAR CODE HERE] [CUSIP HERE]

PROXY CARD

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED.

Please sign exactly as your name(s) appear(s) on the proxy card. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, the signature should be that of an authorized officer who should state his or her title.

SIGNATURE (AND TITLE IF APPLICABLE) DATE

SIGNATURE (IF HELD JOINTLY) DATE

TO VOTE, MARK ONE CIRCLE IN BLUE OR BLACK INK. Example: ●

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

You can vote on the internet, by telephone or by mail. Please see the reverse side for instructions.

PLEASE VOTE ALL YOUR BALLOTS IF YOU RECEIVED MORE THAN ONE BALLOT DUE TO MULTIPLE INVESTMENTS IN THE FUND. REMEMBER TO SIGN AND DATE ABOVE BEFORE MAILING IN YOUR VOTE. THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

THANK YOU FOR VOTING

[PROXY ID NUMBER HERE] [BAR CODE HERE] [CUSIP HERE]

PART C

OTHER INFORMATION

Item 15.
Indemnification.  Indemnification provisions for officers, directors and employees of Registrant are set forth in Article VII, Section 2 of the Second Amended and Restated Agreement and Declaration of Trust, amended and restated as of June 17, 2009. See Item 16(1)(a) below.

The Trust has entered into indemnification agreements with each of the trustees and certain of its officers.  The indemnification agreements provide that the Trust will indemnify the indemnitee for and against any and all judgments, penalties, fines, and amounts paid in settlement, and all expenses actually and reasonably incurred by indemnitee in connection with a proceeding that the indemnitee is a party to or is threatened to be made a party to (other than certain exceptions specified in the agreements), to the maximum extent not expressly prohibited by Delaware law or applicable federal securities law and regulations (including without limitation Section 17(h) of the 1940 Act and the rules and regulations issued with respect thereto by the U.S. Securities and Exchange Commission). The Trust also will indemnify indemnitee for and against all expenses actually and reasonably incurred by indemnitee in connection with any proceeding to which indemnitee is or is threatened to be made a witness but not a party.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act" or "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant's previously filed registration statements on Form N-1A or Form N-14, as noted below:

(1)	Copies of the charter of the Registrant now in effect;

(a)
Second Amended and Restated Agreement and Declaration of Trust, amended and restated as of June 17, 2009, previously filed as Exhibit EX-28.a with the Trust's registration statement on November 17, 2009, is hereby incorporated by reference.

(2)	Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)
Second Amended and Restated Bylaws, amended and restated as of June 17, 2009, previously filed as Exhibit EX-28.b with the Trust's registration statement on November 17, 2009, is hereby incorporated by reference.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not Applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;
1

(a)
Form of Agreement and Plan of Reorganization, between the Registrant, on behalf of Nationwide International Growth Fund, and Allianz Funds Multi-Strategy Trust, on behalf of AllianzGI International Growth Fund ("Agreement and Plan of Reorganization"), is filed as Appendix A to the Prospectus/Proxy Statement and is incorporated herein by reference.

(5)
Copies of all instruments defining the rights of holders of the securities being registered including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Certificates for shares are not issued. Articles III, V and VI of the Amended Declaration and Article VII of the Amended Bylaws incorporated by reference to Exhibit 1(a) and 2(a), respectively, hereto, define the rights of holders of shares.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Investment Advisory Agreement dated May 1, 2007, between the Trust and Nationwide Fund Advisors, pertaining to certain series of the Trust, previously filed as Exhibit EX-99.d.2 with the Trust's registration statement on June 14, 2007, is hereby incorporated by reference.

(i)
Exhibit A to the Investment Advisory Agreement, amended May 1, 2018, previously filed as Exhibit EX-28.d.1.a with the Trust's registration statement on April 13, 2018, is hereby incorporated by reference.

(b)
Investment Advisory Agreement dated August 28, 2007, between the Trust and Nationwide Fund Advisors, pertaining to the Target Destination Funds, previously filed as Exhibit EX-23.d.2 with the Trust's registration statement on August 27, 2007, is hereby incorporated by reference.

(i)
Exhibit A to the Investment Advisory Agreement, amended September 25, 2014, previously filed as Exhibit EX-28.d.2.b with the Trust's registration statement on October 16, 2014, is hereby incorporated by reference.

(c)
Investment Advisory Agreement dated September 18, 2015, between the Trust and Nationwide Fund Advisors, pertaining to certain series of the Trust, previously filed as Exhibit EX-28.d.3 with the Trust's registration statement on October 13, 2015, is hereby incorporated by reference.

(i)
Exhibit A to the Investment Advisory Agreement, amended September 13, 2018, previously filed as Exhibit EX-28.d.3.a with the Trust's registration statement on November 2, 2018, is hereby incorporated by reference.

(d) Subadvisory Agreements

(i)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and BlackRock Investment Management, LLC dated May 1, 2007, as amended June 16, 2010, previously filed as Exhibit EX-28.d.3.a with the Trust's registration statement on September 14, 2010, is hereby incorporated by reference.

2

(1)
Exhibit A to the Amended Subadvisory Agreement, amended February 1, 2012, previously filed as Exhibit EX-28.d.3.a.1 with the Trust's registration statement on February 24, 2012, is hereby incorporated by reference.

(ii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Dimensional Fund Advisors LP, dated December 19, 2007, previously filed as Exhibit EX-23.d.3.i with the Trust's registration statement on December 28, 2007, is hereby incorporated by reference.

(iii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Nationwide Asset Management, LLC, dated January 1, 2008, previously filed as Exhibit EX-23.d.3.h with the Trust's registration statement on December 19, 2008, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended May 1, 2013, previously filed as Exhibit EX-28.d.3.c.1 with the Trust's registration statement on April 3, 2014, is hereby incorporated by reference.

(iv)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Federated Investment Management Company, dated April 2, 2009, previously filed as Exhibit EX-28.d.3.i with the Trust's registration statement on February 26, 2010, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended March 9, 2017, previously filed as Exhibit EX-28.d.4.d.1 with the Trust's registration statement on May 5, 2017, is hereby incorporated by reference.

(v)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Brown Capital Management, LLC dated, August 26, 2011, previously filed as Exhibit EX-28.d.3.j with the Trust's registration statement on September 16, 2011, is hereby incorporated by reference.

(vi)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and UBS Asset Management (Americas) Inc., dated July 19, 2011, previously filed as Exhibit EX-28.d.3.k with the Trust's registration statement on July 1, 2011, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended November 19, 2012, previously filed as Exhibit EX-28.d.3.k.1 with the Trust's registration statement on December 6, 2012, is hereby incorporated by reference.

(vii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Thompson, Siegel & Walmsley LLC, dated October 30, 2012, previously filed as Exhibit EX-16.6.c.xii with the Trust's registration statement on Form N-14 on May 17, 2013, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended July 1, 2018, previously filed as Exhibit EX-28.d.4.g.1 with the Trust's registration statement on June 27, 2018, is hereby incorporated by reference.
3

(viii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Bailard, Inc., dated June 4, 2013, previously filed as Exhibit EX-28.d.3.k with the Trust's registration statement on October 17, 2013, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended March 31, 2014, previously filed as Exhibit EX-28.d.3.j.1 with the Trust's registration statement on April 3, 2014, is hereby incorporated by reference.

(ix)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Geneva Capital Management LLC, dated October 1, 2014, previously filed as Exhibit EX-28.d.3.k with the Trust's registration statement on October 16, 2014, is hereby incorporated by reference.

(x)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Ziegler Capital Management, LLC, dated December 1, 2013, previously filed as Exhibit EX-28.d.3.m with the Trust's registration statement on February 20, 2014, is hereby incorporated by reference.

(xi)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Standard Life Investments (Corporate Funds) Limited, dated October 5, 2015, previously filed as Exhibit EX-28.d.4.r with the Trust's registration statement on October 13, 2015, is hereby incorporated by reference.

(xii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Amundi Pioneer Institutional Asset Management, Inc. (formerly, Amundi Smith Breeden, LLC), dated November 12, 2015, previously filed as Exhibit EX-28.d.4.s with the Trust's registration statement on October 14, 2015, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended August 1, 2016, previously filed as Exhibit EX-28.d.4.s.1 with the Trust's registration statement on September 30, 2016, is hereby incorporated by reference.

(xiii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Wellington Management Company LLP, dated December 14, 2016, previously filed as Exhibit EX-28.d.4.t with the Trust's registration statement on December 14, 2016, is hereby incorporated by reference.

(xiv)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Wellington Management Company LLP, dated November 13, 2017, previously filed as Exhibit EX-28.d.4.o with the Trust's registration statement on November 22, 2017, is hereby incorporated by reference.

(xv)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Loomis, Sayles & Company, LP, dated May 5, 2017, previously filed as Exhibit EX-28.d.4.q with the Trust's registration statement on May 5, 2017, is hereby incorporated by reference.

(xvi)	Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Loomis, Sayles & Company, LP, dated November 13, 2017,
4

previously filed as Exhibit EX 28.d.4.q with the Trust's registration statement on November 22, 2017, is hereby incorporated by reference.

(xvii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Logan Capital Management, Inc., dated December 8, 2017, previously filed as Exhibit EX-16.6.d.x.viii with the Trust's registration statement on Form N-14 on December 27, 2017, is hereby incorporated by reference.

(xviii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Diamond Hill Capital Management, dated November 13, 2017, previously filed as Exhibit EX-28.d.4.s with the Trust's registration statement on November 22, 2017, is hereby incorporated by reference.

(xix)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and WCM Investment Management, dated November 13, 2017, previously filed as Exhibit EX-28.d.4.t with the Trust's registration statement on November 22, 2017, is hereby incorporated by reference.

(xx)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and BNY Mellon Asset Management North America Corporation, dated July 13, 2018, previously filed as Exhibit EX-28.d.4.t with the Trust's registration statement on July 19, 2018, is hereby incorporated by reference.

(xxi)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Allianz Global Investors U.S. LLC, dated September 13, 2018, previously filed as Exhibit EX-28.d.4.u with the Trust's registration statement on November 2, 2018, is hereby incorporated by reference.

(xxii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Western Asset Management Co., dated September 13, 2018, previously filed as Exhibit EX-28.d.4.v with the Trust's registration statement on November 2, 2018, is hereby incorporated by reference.

(xxiii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and BlackRock Investment Management, LLC, dated September 13, 2018, previously filed as Exhibit EX-28.d.4.w with the Trust's registration statement on November 2, 2018, is hereby incorporated by reference.

(7)	Copies of each underwriting or distribution between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)
Underwriting Agreement dated May 1, 2007, amended as of February 28, 2008, between the Trust and Nationwide Fund Distributors LLC ("NFD"), previously filed as Exhibit EX-99.e.1 with the Trust's registration statement on June 14, 2007, is hereby incorporated by reference.

(i)
Schedule A to the Underwriting Agreement, amended November 2, 2018, previously filed as Exhibit EX-28.e.1.a with the Trust's registration statement on December 13, 2018, is hereby incorporated by reference.

5

(b)	Model Dealer Agreement, dated January 2008, previously filed as Exhibit EX-99.e.2 with the Trust's registration statement on February 27, 2008, is hereby incorporated by reference.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable.

(9)
Copies of all custodian agreements and depository contracts Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act") for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Form of Global Custody Agreement  dated April 4, 2003, and Fund List amended as of December 29, 2004, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-99.g.1 with the Trust's registration statement on February 25, 2005, is hereby incorporated by reference.

(i)
Amendment to Global Custody Agreement dated April 4, 2003, amended December 2, 2009, previously filed as Exhibit EX-28.g.1.a with the Trust's registration statement on February 26, 2010, is hereby incorporated by reference.

(ii)
Amendment to Global Custody Agreement dated April 4, 2003, amended March 8, 2012, previously filed as Exhibit EX-28.g.1.d with the Trust's registration statement on July 2, 2012, is hereby incorporated by reference.

(iii)	Amendment to Global Custody Agreement dated March 11, 2011, previously filed as Exhibit EX-28.g.1.d with the Trust's registration statement on September 30, 2016, is hereby incorporated by reference.

(iv)
Amendment to the Global Custody Agreement dated September 18, 2015, previously filed as Exhibit EX-28.g.1.c with the Trust's registration statement on October 13, 2015, is hereby incorporated by reference.

(v)
Amendment to Global Custody Agreement dated December 9, 2015, previously filed as Exhibit EX-28.g.1.e with the Trust's registration statement on September 30, 2016, is hereby incorporated by reference.

(vi)	Amendment to Global Custody Agreement dated August 26, 2016, previously filed as Exhibit EX-28.g.1.f with the Trust's registration statement on September 30, 2016, is hereby incorporated by reference.

(vii)	Amendment to Global Custody Agreement dated November 22, 2016, previously filed as Exhibit EX-28.g.1.g with the Trust's registration statement on March 22, 2017, is hereby incorporated by reference.

(viii)	Amendment to Global Custody Agreement dated May 17, 2017, previously filed as Exhibit EX-28.g.1.h with the Trust's registration statement on August 24, 2017, is hereby incorporated by reference.

6

(ix)
Amendment to Global Custody Agreement dated November 9, 2017, previously filed as Exhibit EX-16.9.a.ix with the Trust's registration statement on Form N-14 on December 27, 2017, is hereby incorporated by reference.

(x)	Amendment to Global Custody Agreement dated October 10, 2018, previously filed as Exhibit EX-28.g.1.k with the Trust's registration statement on December 13, 2018, is hereby incorporated by reference.

(b)
Waiver to Global Custody Agreement dated as of February 28, 2005, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-99.g.1.a with the Trust's registration statement on February 28, 2006, is hereby incorporated by reference.

(c)	Cash Trade Execution Rider dated April 4, 2003, previously filed as Exhibit EX-99.g.1.b with the Trust's registration statement on February 28, 2006, is hereby incorporated by reference.

(d)
Concentration Accounts Agreement dated December 2, 2009, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-28.g.4 with the Trust's registration statement on February 26, 2010, is hereby incorporated by reference.

(e)
Rider for Securities Lending to Global Custody Agreement dated March 28, 2014, previously filed as Exhibit EX-28.g.5 with the Trust's registration statement on September 30, 2016, is hereby incorporated by reference.

(f)
Addendum to Fee Schedule to Rider for Securities Lending to Global Custody Agreement dated March 28, 2014, previously filed as Exhibit EX-28.g.6 with the Trust's registration statement on September 30, 2016, is hereby incorporated by reference.

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)	Distribution Plan under Rule 12b-1, amended December 8, 2017, previously filed as Exhibit EX-28.m.1 with the Trust's registration statement on February 21, 2018, is hereby incorporated by reference.

(b)	Rule 18f-3 Plan, amended November 2, 2018, previously filed as Exhibit EX-28.n.1 with the Trust's registration statement on November 2, 2018, is hereby incorporated by reference.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

(a)	Legal Opinion and Consent of Counsel relating to the legality of the shares being offered, is filed herewith as Exhibit EX-16.11.a.

(12)
An opinion and consent to their use, of counsel or, in lieu of an opinion a copy of the revenue ruling from the Internal Revenue Service, supporting tax matters and consequences to shareholders discussed in the prospectus;

7

(a)	Opinion and Consent of Counsel with respect to certain tax consequences relating to the Agreement and Plan of Reorganization shall be filed by amendment pursuant to an undertaking.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)
Joint Fund Administration and Transfer Agency Agreement, dated May 1, 2010, between the Trust, Nationwide Mutual Funds and Nationwide Fund Management LLC, previously filed as Exhibit EX-28.h.1 with the Trust's registration statement on September 14, 2010, is hereby incorporated by reference.

(b)	Administrative Services Plan, amended September 24, 2018, previously filed as Exhibit EX-28.h.2 with the Trust's registration statement on September 24, 2018, is hereby incorporated by reference.

(i)
Form of Servicing Agreement to Administrative Services Plan ("Servicing Agreement"), dated January 2007, previously filed as Exhibit EX-23.h.2.b with the Trust's registration statement on February 28, 2007, is hereby incorporated by reference.

(c)
Form of Operational Service Agreement between Nationwide Fund Management LLC and Fund Provider(s), previously filed as Exhibit EX-23.h.3 with the Trust's registration statement on August 27, 2007, is hereby incorporated by reference.

(d)
Expense Limitation Agreement between the Trust and Nationwide Fund Advisors, pertaining to certain series of the Trust, dated May 1, 2007, and amended as of January 9, 2008, previously filed as Exhibit EX-23.h.4 with the Trust's registration statement on February 27, 2008 is hereby incorporated by reference.

(i)	Amendment to Expense Limitation Agreement, amended March 1, 2017, previously filed as Exhibit EX-28.h.4.a with the Trust's registration statement on May 5, 2017, is hereby incorporated by reference.

(ii)
Amendment to Expense Limitation Agreement, amended July 1, 2018, previously filed as Exhibit EX-28.h.4.b with the Trust's registration statement on September 24, 2018, is hereby incorporated by reference.

(iii)	Exhibit A to Expense Limitation Agreement, amended June 13, 2018, previously filed as Exhibit EX-28.h.4.b with the Trust's registration statement on July 19, 2018, is hereby incorporated by reference.

(e)
Assignment and Assumption Agreement between Gartmore Mutual Funds, an Ohio business trust  ("OBT") and the Trust, a Delaware statutory trust, dated February 28, 2005, assigning to the Trust OBT's title, rights, interests, benefits and privileges in and to certain contracts listed in the Agreement, previously filed as Exhibit EX-99.h.11 with the Trust's registration statement on February 28, 2006, is hereby incorporated by reference.

8

(f)
Fee Waiver Agreement between the Trust and Nationwide Fund Advisors, on behalf of the Nationwide Fund, dated March 1, 2018, previously filed as Exhibit EX-28.h.6 with the Trust's registration statement on April 10, 2018, is hereby incorporated by reference.

(g)
Administrative Services Fee Waiver Agreement between the Trust and Nationwide Financial Services, Inc., dated March 1, 2018, on behalf of the Nationwide Government Money Market Fund, previously filed as Exhibit EX-28.h.7 with the Trust's registration statement on April 10, 2018, is hereby incorporated by reference.

(h)
Fee Waiver Agreement between the Trust and Nationwide Fund Advisors, on behalf of Nationwide Mid Cap Market Index Fund and Nationwide Small Cap Index Fund, dated March 1, 2018, previously filed as Exhibit EX-28.h.8 with the Trust's registration statement on April 10, 2018, is hereby incorporated by reference.

(i)
Fee Waiver Agreement between the Trust and Nationwide Fund Advisors, on behalf of Nationwide WCM Focused Small Cap Fund, dated November 13, 2017, previously filed as Exhibit EX-28.h.9 with the Trust's registration statement on April 10, 2018, is hereby incorporated by reference.

(j)
Fee Waiver Agreement between the Trust and Nationwide Fund Advisors, on behalf of Nationwide Core Plus Bond Fund, dated July 1, 2018, previously filed as Exhibit EX-28.h.10 with the Trust's registration statement on June 27, 2018, is hereby incorporated by reference.

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm of Target Fund, is filed herewith as Exhibit EX-16.14.a.

(15)	All financial statements omitted pursuant to Item 14(a)(1):

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)	Powers of Attorney, filed herewith as Exhibit EX-16.16.a.

(17)	Any additional exhibits which the Registrant may wish to file.

(a)
Code of Ethics for NFA, the Trust and Nationwide Variable Insurance Trust, dated March 12, 2018, previously filed as Exhibit EX-28.p.1 with the Trust's registration statement on April 10, 2018, is hereby incorporated by reference.

(b)
Code of Business Conduct and Ethics for BlackRock Investment Management, LLC, effective May 8, 2017, previously filed as Exhibit EX-28.p.3 with the Trust's registration statement on February 2, 2018, is hereby incorporated by reference.

(c)
Code of Ethics for Dimensional Fund Advisors LP, effective October 1, 2017, previously filed as Exhibit EX-28.p.4 with the Trust's registration statement on February 2, 2018, is hereby incorporated by reference.

9

(d)
Code of Ethics for Nationwide Fund Distributors LLC, dated April 30, 2017, previously filed as Exhibit EX-28.p.4 with the Trust's registration statement on February 21, 2018, is hereby incorporated by reference.

(e)
Code of Ethics for Federated Investment Management Company, effective July 1, 2018, previously filed as Exhibit EX-28.p.5 with the Trust's registration statement on December 13, 2018, is hereby incorporated by reference.

(f)
Code of Ethics for Brown Capital Management, LLC, dated December 31, 2017, previously filed as Exhibit EX-28.p.6 with the Trust's registration statement on February 21, 2018, is hereby incorporated by reference.

(g)
Code of Ethics for UBS Asset Management (Americas) Inc., dated July 21, 2016, previously filed as Exhibit EX-28.p.8 with the Trust's registration statement on February 2, 2018, is hereby incorporated by reference.

(h)
Code of Ethics for Thompson, Siegel & Walmsley LLC, amended December 5, 2016, previously filed as Exhibit EX-28.p.10 with the Trust's registration statement on May 5, 2017, is hereby incorporated by reference.

(i)	Code of Ethics for Bailard, Inc., dated March 25, 2014, previously filed as Exhibit EX-28.p.12 with the Trust's registration statement on February 26, 2015, is hereby incorporated by reference.

(j)
Code of Ethics for Janus Henderson Investors, on behalf of Geneva Capital Management LLC, dated January 1, 2018, previously filed as Exhibit EX-28.p.10 with the Trust's registration statement on February 21, 2018, is hereby incorporated by reference.

(k)
Code of Ethics for Ziegler Capital Management, LLC, dated June 13, 2011, amended April 4, 2016, previously filed as Exhibit EX-28.p.12 with the Trust's registration statement on February 2, 2018, is hereby incorporated by reference.

(l)	Code of Ethics for Aberdeen Standard Investments (2018), previously filed as Exhibit EX-28.p.13 with the Trust's registration statement on February 21, 2018, is hereby incorporated by reference.

(1)
Addendum to Global Code of Conduct for Aberdeen Standard Investments, previously filed as Exhibit EX-28.p.13.a with the Trust's registration statement on February 21, 2018, is hereby incorporated by reference.

(m)
Code of Ethics for Amundi Pioneer Institutional Asset Management, Inc., revised September 2017, previously filed as Exhibit EX-28.p.15 with the Trust's registration statement on February 2, 2018, is hereby incorporated by reference.

(n)
Code of Ethics for Wellington Management Company LLP, dated April 30, 2017, previously filed as Exhibit EX-28.p.16 with the Trust's registration statement on February 2, 2018, is hereby incorporated by reference.

(o)
Code of Ethics for Loomis, Sayles & Company, L.P., dated April 18, 2018, previously filed as Exhibit EX-28.p.15 with the Trust's registration statement on September 24, 2018, is hereby incorporated by reference.

10

(p)
Code of Ethics for Logan Capital Management, Inc., dated February 2017, previously filed as Exhibit EX-28.p.19 with the Trust's registration statement on March 22, 2017, is hereby incorporated by reference.

(q)
Code of Ethics for Diamond Hill Capital Management, dated January 1, 2017, previously filed as Exhibit EX-28.p.19 with the Trust's registration statement on November 22, 2017, is hereby incorporated by reference.

(r)
Code of Ethics for WCM Investment Management, dated January 1, 2017, previously filed as Exhibit EX-28.p.20 with the Trust's registration statement on November 22, 2017, is hereby incorporated by reference.

(s)
Code of Ethics for Nationwide Asset Management, LLC, dated as of April 2017, previously filed as Exhibit EX-28.p.22 with the Trust's registration statement on February 2, 2018, is hereby incorporated by reference.

(t)
Personal Trading Policy for BNY Mellon Asset Management North America Corporation dated February 2018, previously filed as Exhibit EX-28.p.20 with the Trust's registration statement on July 19, 2018, is hereby incorporated by reference.

(u)
Code of Ethics for Western Asset  Management Co., revised January 1, 2016, previously filed as Exhibit EX-28.p.21 with the Trust's registration statement on November 2, 2018, is hereby incorporated by reference.

(v)
Code of Ethics for Allianz Global Investors U.S. LLC, amended December 12, 2016, previously filed as Exhibit EX-28.p.22 with the Trust's registration statement on November 2, 2018, is hereby incorporated by reference.

Item 17.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

11

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant in the city of Columbus, and State of Ohio, on this 31st day of January, 2019.

NATIONWIDE MUTUAL FUNDS

BY: /s/ Allan J. Oster
Allan J. Oster, Attorney-In-Fact for Registrant

As required by the Securities 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated on the date written above.

Signature & Title

/s/Michael S. Spangler*
Michael S. Spangler, President, Chief
Executive Officer and Principal Executive
Officer

/s/Joseph Finelli*
Joseph Finelli, Treasurer, Vice President and
Principal Accounting and Financial Officer

Trustees

/s/Charles E. Allen*
Charles E. Allen, Trustee

/s/Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/Keith F. Karlawish*
Keith F. Karlawish, Trustee

/s/Carol A. Kosel*
Carol A. Kosel, Trustee

/s/Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/Lydia M. Marshall*
Lydia M. Marshall, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY: /s/ Allan J. Oster
          Allan J. Oster, Attorney-In-Fact

EXHIBIT INDEX

EXHIBIT	EXHIBIT NO.
Legal Opinion and Consent of Counsel	EX-16.11.a
Consent of Independent Registered Public Accounting Firm	EX-16.14.a
Powers of Attorney	EX-16.16.a